UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23101
American Funds Strategic Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class A
| ANBAX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $1
0,000 inv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.72%
Management's discussion of fund performance
The fund’s Class A shares lost 0.60% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in
September
2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class A (with sales charge) 2	(4.31) %	(0.20) %	1.35%
American Funds Strategic Bond Fund — Class A (without sales charge) 2	(0.60) %	0.56%	1.79%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class A shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class C
| ANBCX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 141	1.42%
Management's discussion of fund performance
The fund’s Class C shares lost 1.33% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class C (with sales charge) 2	(2.29) %	(0.17) %	1.13%
American Funds Strategic Bond Fund — Class C (without sales charge) 2	(1.33) %	(0.17) %	1.13%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class C shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class T
| TFSBX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 42	0.42%
Management's discussion of fund performance
The fund’s Class T shares lost 0.31% for the year ended December
31
, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns.
Be
ing underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class T (with sales charge) 2	(2.82) %	0.33%	1.56%
American Funds Strategic Bond Fund — Class T (without sales charge) 2	(0.31) %	0.84%	1.89%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-1
| ANBEX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 70	0.70%
Management's discussion of fund performance
The fund’s Class F-1 shares lost 0.64% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, i
n
cluding the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-1 2	(0.64) %	0.56%	1.78%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class F-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-2
| ANBFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 42	0.42%
Management's discussion of fund performance
The fund’s Class F-2 shares lost 0.30% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulti
n
g in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-2 2	(0.30) %	0.83%	2.06%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class F-2 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-3
| ANBGX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 32	0.32%
Management's discussion of fund performance
The fund’s Class F-3 shares lost 0.20% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-
sho
rt bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-3 2	(0.20) %	0.95%	2.05%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.29%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-A
| CANAX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 71	0.71%
Management's discussion of fund performance
The fund’s Class 529-A shares lost 0.59% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-A (with sales charge) 2	(4.10) %	(0.14) %	1.36%
American Funds Strategic Bond Fund — Class 529-A (without sales charge) 2	(0.59) %	0.57%	1.77%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class 529-A shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-C
| CANCX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 146	1.47%
Management's discussion of fund performance
The fund’s Class 529-C shares lost 1.38% for the year ended December 31, 2024. That result compares with
a
1.25% gain
for
the
Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable incom
e r
esulting in
a
return
o
f capital for
tax
purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the firs
t half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-C (with sales charge) 2	(2.34) %	(0.22) %	1.35%
American Funds Strategic Bond Fund — Class 529-C (without sales charge) 2	(1.38) %	(0.22) %	1.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class 529-C shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-E
| CANEX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 90	0.90%
Management's discussion of fund performance
The fund’s Class 529-E shares lost 0.79% for the year ended December 31, 2024.
T
hat result compares with a 1.25% gain
for
the
Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of
capital for
tax
purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
g
ains.

Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-E 2	(0.79) %	0.34%	1.57%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class 529-E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-T
| TSFBX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 47	0.47%
Management's discussion of fund performance
The fund’s Class 529-T shares lost 0.36% for the year ended December 31, 2024. That result compares with a 1.25% gain for
the
Bloomberg U.S. Aggregate Index.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in
a
return of capital for
tax
purposes. For additional infor
m
ation, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual
total
re
turns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-T (with sales charge) 2	(2.87) %	0.30%	1.51%
American Funds Strategic Bond Fund — Class 529-T (without sales charge) 2	(0.36) %	0.80%	1.85%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-1
| CANFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Co sts paid as a percentage of a $10,000 investment
Class 529-F-1	$ 49	0.49%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares lost 0.37% for the year ended December 31, 2024. That result compares with
a 1.25% gain for
the
Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a r etu
rn of capital for
tax
purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-1 2	(0.37) %	0.76%	1.98%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class 529-F-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-2
| FSBMX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.41%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares lost 0.29% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retu
rn
s
	1 year	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-2 2	(0.29) %	(2.52) %
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	5 6%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-3
| FBSSX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.36%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares lost 0.24% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
For the year
ended
December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s
interest
rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-3 2	(0.24) %	(2.50) %
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-1
| RANAX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 139	1.40%
Management's discussion of fund performance
The fund’s Class R-1 shares lost 1.22% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
For the year ended December 31,
2024
, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s
interest
rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-1 2	(1.22) %	(0.13) %	1.19%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-2
| RANBX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 134	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares lost 1.23% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
For the year ended
December
31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s
interest
rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-2 2	(1.23) %	(0.10) %	1.16%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-2 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-2E
| RANHX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 111	1.12%
Management's discussion of fund performance
The fund’s Class R-2E shares lost 1.04% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
For the year ended
December
31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s
interest
rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-2E 2	(1.04) %	0.15%	1.56%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-2E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-3
| RANCX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 95	0.95%
Management's discussion of fund performance
The fund’s Class R-3 shares lost 0.94% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
For the year
ended
December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest
rate
positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning
in
sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-3 2	(0.94) %	0.29%	1.55%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-3 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-4
| RANEX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.65%
Management's discussion of fund performance
The fund’s Class R-4 shares lost 0.54% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
For the year
ended
December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate
positioning
contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-4 2	(0.54) %	0.61%	1.84%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-4 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-5E
| RANJX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 46	0.46%
Management's discussion of fund performance
The fund’s Class R-5E shares lost 0.35% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
For the year ended
December
31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate
positioning
contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in
sector
allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-5E 2	(0.35) %	0.79%	2.03%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-5E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-5
| RANFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 37	0.37%
Management's discussion of fund performance
The fund’s Class R-5 shares lost 0.25% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
For the year ended
December
31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest
rate
positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-5 2	(0.25) %	0.90%	2.11%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-5 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-112-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-6
|
RANGX
 for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 32	0.32%
Management's discussion of fund performance
The fund’s Class R-6 shares lost 0.20% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
For the year ended December 31, 2024, the
fund’s
distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long
-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals
, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-6 2	(0.20) %	0.95%	2.16%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-6 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-112-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	223,000	4,000	12,000	None
December 31, 2023	5,000	3,000	10,000	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	2,151,000	None	11,000
December 31, 2023	Not Applicable	1,979,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	2,178,000
December 31, 2023	1,992,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Strategic Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. MFGEFP4-112-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 97.38%		Principal amount (000)	Value (000)
Mortgage-backed obligations 38.47%
Federal agency mortgage-backed obligations 31.35%
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	USD180,800	$162,339
	Fannie Mae Pool #BQ2143 2.50% 9/1/2050[1]	1,571	1,284
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	2,558	2,202
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	38,287	31,707
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	26,737	20,888
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	7,964	6,309
	Fannie Mae Pool #FM6128 2.50% 2/1/2051[1]	4,745	3,874
	Fannie Mae Pool #FM5713 2.50% 2/1/2051[1]	84	69
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	35,357	28,844
	Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	6,829	5,600
	Fannie Mae Pool #BR3314 2.50% 3/1/2051[1]	5,647	4,606
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	27,377	22,525
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	4,629	3,777
	Fannie Mae Pool #BR9703 2.50% 4/1/2051[1]	1,617	1,319
	Fannie Mae Pool #BR7725 2.50% 4/1/2051[1]	1,394	1,137
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	128,010	109,855
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	41,448	35,521
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	5,095	4,378
	Fannie Mae Pool #CB0520 2.50% 5/1/2051[1]	2,618	2,136
	Fannie Mae Pool #CB0396 2.50% 5/1/2051[1]	1,993	1,626
	Fannie Mae Pool #BT0971 2.50% 5/1/2051[1]	1,345	1,097
	Fannie Mae Pool #BR9622 2.50% 5/1/2051[1]	503	410
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	10,467	8,295
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	3,802	3,265
	Fannie Mae Pool #BQ0991 2.50% 7/1/2051[1]	7,925	6,465
	Fannie Mae Pool #BT2760 2.50% 8/1/2051[1]	19	16
	Fannie Mae Pool #BT9828 2.50% 9/1/2051[1]	6,688	5,456
	Fannie Mae Pool #BT9289 2.50% 9/1/2051[1]	488	398
	Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	9,562	7,877
	Fannie Mae Pool #FM8954 2.50% 10/1/2051[1]	20	16
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	6,891	5,919
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	19,136	14,985
	Fannie Mae Pool #BU2803 2.50% 11/1/2051[1]	2,996	2,444
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	2,577	2,015
	Fannie Mae Pool #CB2404 2.50% 12/1/2051[1]	3,271	2,669
	Fannie Mae Pool #BU6691 2.50% 12/1/2051[1]	2,020	1,648
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	994	822
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	980	811
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	977	808
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	717	585
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	471	389
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	5,036	3,938
	Fannie Mae Pool #BU7244 2.50% 1/1/2052[1]	11,804	9,629
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	5,986	4,883
	Fannie Mae Pool #BU3083 2.50% 1/1/2052[1]	3,395	2,772
	Fannie Mae Pool #FS0370 2.50% 1/1/2052[1]	2,341	1,910
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	7,714	6,028
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	1,259	985
	Fannie Mae Pool #CB3888 2.50% 2/1/2052[1]	5,126	4,202
	Fannie Mae Pool #BV3722 2.50% 2/1/2052[1]	1,199	984
	Fannie Mae Pool #CB2928 2.50% 2/1/2052[1]	383	314
	Fannie Mae Pool #CB3155 2.00% 3/1/2052[1]	8,468	6,611
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	3,956	3,094
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	3,393	2,654
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	3,017	2,353
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[1]	1,777	1,387
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	1,772	1,386
	Fannie Mae Pool #CB3995 2.50% 3/1/2052[1]	314	258
	Fannie Mae Pool #BT8111 2.50% 3/1/2052[1]	307	252
	Fannie Mae Pool #BT2305 2.50% 3/1/2052[1]	306	252
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	42,139	32,889
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	18,871	14,750
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	3,472	2,710

American Funds Strategic Bond Fund	1

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB3353 2.50% 4/1/2052[1]	USD6,394	$5,216
	Fannie Mae Pool #FS1629 2.50% 4/1/2052[1]	3,771	3,076
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	2,619	2,137
	Fannie Mae Pool #BV3853 2.50% 4/1/2052[1]	874	716
	Fannie Mae Pool #BV7702 2.50% 4/1/2052[1]	579	473
	Fannie Mae Pool #BU8802 2.50% 4/1/2052[1]	433	355
	Fannie Mae Pool #BU9507 2.50% 4/1/2052[1]	67	55
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	7,921	6,201
	Fannie Mae Pool #BV9818 2.50% 5/1/2052[1]	606	498
	Fannie Mae Pool #BU6941 2.50% 5/1/2052[1]	253	208
	Fannie Mae Pool #BT8154 4.00% 5/1/2052[1]	5,741	5,262
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	5,453	4,260
	Fannie Mae Pool #FS5035 2.50% 6/1/2052[1]	7,188	5,864
	Fannie Mae Pool #BW3559 2.50% 6/1/2052[1]	1,005	824
	Fannie Mae Pool #FS7056 2.50% 6/1/2052[1]	73	60
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	11,340	8,854
	Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	7,656	6,262
	Fannie Mae Pool #MA4652 2.50% 7/1/2052[1]	194	158
	Fannie Mae Pool #CB4118 4.00% 7/1/2052[1]	4,576	4,196
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	10,992	10,078
	Fannie Mae Pool #CB4384 4.50% 8/1/2052[1]	208,976	197,731
	Fannie Mae Pool #CB4548 4.00% 9/1/2052[1]	8,417	7,715
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	24,218	22,808
	Fannie Mae Pool #BV8052 4.50% 9/1/2052[1]	13,592	12,818
	Fannie Mae Pool #BW7702 4.50% 9/1/2052[1]	— [2]	— [2]
	Fannie Mae Pool #CB4801 4.50% 10/1/2052[1]	23,350	22,017
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	159,309	154,311
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	137,063	132,805
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	25,995	24,516
	Fannie Mae Pool #BV7577 4.50% 11/1/2052[1]	18,717	17,652
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	37,977	35,762
	Fannie Mae Pool #BW5065 5.00% 1/1/2053[1]	5,561	5,382
	Fannie Mae Pool #BW4985 4.00% 2/1/2053[1]	926	848
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	854	782
	Fannie Mae Pool #CB5633 4.50% 2/1/2053[1]	122,082	115,150
	Fannie Mae Pool #BX5114 5.00% 2/1/2053[1]	57,303	55,456
	Fannie Mae Pool #BW1849 5.00% 2/1/2053[1]	1,644	1,592
	Fannie Mae Pool #BX6074 5.00% 3/1/2053[1]	76,646	74,229
	Fannie Mae Pool #FS4142 5.00% 3/1/2053[1]	67,429	65,308
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	11,878	12,022
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,309	4,860
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	527	483
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	1,947	1,782
	Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]	10,457	9,855
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,512	4,371
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	9,192	9,082
	Fannie Mae Pool #FS6793 4.00% 6/1/2053[1]	2,091	1,914
	Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	1,597	1,463
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	98,480	95,248
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	69	70
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	43	43
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	32	33
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	18,506	14,467
	Fannie Mae Pool #BW9646 4.00% 7/1/2053[1]	471	431
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	367	335
	Fannie Mae Pool #CB7076 4.00% 9/1/2053[1]	69,212	63,399
	Fannie Mae Pool #CB7075 4.00% 9/1/2053[1]	57,748	52,886
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	10,892	10,826
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	8,603	7,874
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	24,965	22,850
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	313,585	303,349
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	43,393	42,874
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	38,397	39,411
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	44,408	45,691
	Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	11,939	10,928
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	16,077	16,460
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	4,663	4,785

2	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	USD48,785	$44,652
	Fannie Mae Pool #FS7990 4.00% 2/1/2054[1]	21,703	19,902
	Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	83	76
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	3,970	4,082
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	110,517	101,153
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	51,896	47,499
	Fannie Mae Pool #DB3463 5.50% 5/1/2054[1]	45,525	44,951
	Fannie Mae Pool #DB3612 5.50% 5/1/2054[1]	13,600	13,429
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	4,605	4,705
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	33,941	31,060
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	10,726	10,782
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	2,357	2,375
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	2,048	2,076
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	5,456	5,624
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	28,382	28,142
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	17,920	18,013
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	7,527	7,620
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	6,802	6,845
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	4,619	4,672
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	3,802	3,854
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	3,236	3,275
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	1,762	1,786
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	894	906
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	8,376	8,655
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	2,335	2,394
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,332	1,371
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	16,240	14,861
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	2,781	2,749
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	12,707	12,863
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	11,828	11,890
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	7,096	7,151
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	6,550	6,600
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	5,101	5,182
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	4,442	4,469
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	4,372	4,399
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	4,270	4,292
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	966	979
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	720	727
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	677	684
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	5,416	5,565
	Fannie Mae Pool #MA5467 4.00% 9/1/2054[1]	19,942	18,249
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	23,521	23,224
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	15,794	15,609
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	9,319	9,246
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[1]	73,432	74,490
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	63,594	64,608
	Fannie Mae Pool #FS9004 6.00% 9/1/2054[1]	15,582	15,734
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	13,131	13,341
	Fannie Mae Pool #BU5048 6.00% 9/1/2054[1]	9,071	9,196
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	5,662	5,737
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[1]	4,393	4,346
	Fannie Mae Pool #DC6548 4.00% 11/1/2054[1]	996	911
	Fannie Mae Pool #DC6572 4.00% 11/1/2054[1]	58	53
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	9,605	7,659
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[1]	4,634	3,865
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	6,874	5,979
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	2,694	2,320
	Freddie Mac Pool #QB3745 2.50% 9/1/2050[1]	80	66
	Freddie Mac Pool #RA3528 2.50% 9/1/2050[1]	20	16
	Freddie Mac Pool #RA4206 2.50% 12/1/2050[1]	633	518
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	8,549	6,776
	Freddie Mac Pool #QB8797 2.50% 2/1/2051[1]	1,632	1,332
	Freddie Mac Pool #QC0576 2.50% 4/1/2051[1]	2,062	1,684
	Freddie Mac Pool #QC1187 2.50% 4/1/2051[1]	1,571	1,284
	Freddie Mac Pool #QC0478 2.50% 4/1/2051[1]	484	394
	Freddie Mac Pool #QC3532 2.50% 6/1/2051[1]	2,917	2,380
	Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	11,980	9,880

American Funds Strategic Bond Fund	3

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	USD2,015	$1,578
	Freddie Mac Pool #QC5137 2.50% 8/1/2051[1]	9,098	7,431
	Freddie Mac Pool #QC5527 2.50% 8/1/2051[1]	611	499
	Freddie Mac Pool #SD8166 2.00% 9/1/2051[1]	1,420	1,113
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	886	734
	Freddie Mac Pool #RA6107 2.50% 10/1/2051[1]	4,984	4,066
	Freddie Mac Pool #SD1345 2.50% 10/1/2051[1]	2,723	2,220
	Freddie Mac Pool #QC8196 2.50% 10/1/2051[1]	1,526	1,245
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	14,030	12,042
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	6,378	4,987
	Freddie Mac Pool #QC9944 2.50% 11/1/2051[1]	1,559	1,272
	Freddie Mac Pool #QD1746 2.50% 11/1/2051[1]	898	737
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	2,588	2,025
	Freddie Mac Pool #QD2621 2.50% 12/1/2051[1]	3,440	2,806
	Freddie Mac Pool #SD0854 2.50% 1/1/2052[1]	10,860	8,855
	Freddie Mac Pool #QD5201 2.50% 1/1/2052[1]	3,122	2,545
	Freddie Mac Pool #QD5204 2.50% 1/1/2052[1]	57	47
	Freddie Mac Pool #QD6836 2.00% 2/1/2052[1]	1,490	1,162
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[1]	1,276	998
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	1,083	845
	Freddie Mac Pool #SD0902 2.50% 2/1/2052[1]	16,376	13,352
	Freddie Mac Pool #SD0847 2.50% 2/1/2052[1]	9,680	7,894
	Freddie Mac Pool #QD7219 2.50% 2/1/2052[1]	1,890	1,550
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	5,732	4,475
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	4,982	3,891
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	1,566	1,221
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[1]	1,280	999
	Freddie Mac Pool #QD9176 2.50% 3/1/2052[1]	2,704	2,205
	Freddie Mac Pool #RA7021 2.50% 3/1/2052[1]	58	48
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	4,349	3,393
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	1,752	1,366
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	475	393
	Freddie Mac Pool #QE1724 2.50% 4/1/2052[1]	102	83
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[1]	96	78
	Freddie Mac Pool #QE0025 2.50% 4/1/2052[1]	55	45
	Freddie Mac Pool #QD9323 2.50% 4/1/2052[1]	47	39
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	17,954	15,278
	Freddie Mac Pool #SD5109 2.00% 6/1/2052[1]	7,214	5,632
	Freddie Mac Pool #SD4807 2.00% 6/1/2052[1]	4,644	3,628
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	3,506	2,984
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	16,532	14,081
	Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	18,181	16,659
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	6,553	6,175
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	18,271	15,553
	Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	118,398	108,499
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	30,528	28,776
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	17,112	16,136
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	7,538	7,103
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	4,469	4,214
	Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	10,355	9,491
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	6,035	5,527
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	44,562	42,006
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	2,966	2,796
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	15,996	15,495
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	4,603	3,915
	Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	3,442	3,156
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	35,115	34,011
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	101,332	97,887
	Freddie Mac Pool #QF5426 5.00% 1/1/2053[1]	9,337	9,042
	Freddie Mac Pool #QF7590 5.00% 2/1/2053[1]	15,470	14,977
	Freddie Mac Pool #QF8385 5.00% 2/1/2053[1]	2,596	2,514
	Freddie Mac Pool #QF9074 5.00% 2/1/2053[1]	956	928
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	955	875
	Freddie Mac Pool #SD2515 5.00% 3/1/2053[1]	90,375	87,525
	Freddie Mac Pool #QF8705 5.00% 3/1/2053[1]	22,118	21,418
	Freddie Mac Pool #QG1221 4.00% 4/1/2053[1]	227	208
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,116	6,892

4	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	USD189	$183
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	5,990	5,484
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	3,059	2,884
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	79,240	76,663
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	429	433
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	393	398
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	275	278
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	197	202
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	208	201
	Freddie Mac Pool #QG9041 4.00% 8/1/2053[1]	911	834
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	59,161	57,185
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	2,621	2,637
	Freddie Mac Pool #RJ0147 2.50% 9/1/2053[1]	378	308
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	10,230	10,113
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	26,064	23,854
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1,3]	379,014	366,342
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	1,491	1,532
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	1,645	1,506
	Freddie Mac Pool #QH6797 4.00% 12/1/2053[1]	52	48
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	19,890	20,640
	Freddie Mac Pool #SD6284 2.00% 1/1/2054[1]	6,144	4,792
	Freddie Mac Pool #QH7466 4.00% 1/1/2054[1]	42	39
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	26,243	27,236
	Freddie Mac Pool #SD8413 4.00% 2/1/2054[1]	16,975	15,536
	Freddie Mac Pool #RJ1106 4.00% 3/1/2054[1]	45	41
	Freddie Mac Pool #SD8425 4.00% 4/1/2054[1]	891	816
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	11,457	11,585
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	1,035	1,043
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	5,298	5,446
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	164	150
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	1,378	1,395
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	30,015	27,467
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	4,911	5,062
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	910	929
	Freddie Mac Pool #SD8458 4.00% 7/1/2054[1]	5,318	4,866
	Freddie Mac Pool #QI9870 4.00% 7/1/2054[1]	693	634
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	14,061	14,248
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	9,673	9,745
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	9,468	9,626
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	6,934	7,012
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	6,866	6,945
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	2,100	2,118
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	937	948
	Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	6,086	6,244
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[1]	48,687	48,328
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,816	4,783
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	87,445	87,977
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	42,453	43,129
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	36,136	36,410
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	29,048	29,466
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	27,820	28,117
	Freddie Mac Pool #SD6045 6.00% 8/1/2054[1]	25,996	26,315
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	7,963	8,090
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	19,093	19,728
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	10,886	11,248
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	6,641	6,817
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	4,101	4,219
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	4,092	4,189
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,749	2,829
	Freddie Mac Pool #QJ3674 4.00% 9/1/2054[1]	69	63
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	47,082	46,488
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	19,509	19,281
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	8,172	8,115
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	7,315	7,245
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	50,420	50,841
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	27,353	27,646
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	15,394	15,639

American Funds Strategic Bond Fund	5

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	USD14,234	$14,409
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	13,076	13,253
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	8,558	8,623
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	8,889	9,185
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	6,438	6,619
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	4,867	5,007
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	4,530	4,637
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,550	3,651
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	2,996	3,071
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	2,308	2,368
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,880	1,927
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	1,682	1,722
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	188	192
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	5,589	5,113
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	247	244
	Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[1]	24,762	21,103
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	6,868	5,743
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	7,283	6,090
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	74,522	68,709
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	37,923	34,965
	Government National Mortgage Assn. Pool #MA9014 4.00% 7/20/2053[1]	82,999	76,525
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	43,266	39,891
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	56,388	51,981
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,4]	1,495	1,163
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,4]	277,820	226,315
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,4]	119,200	101,255
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,4]	99,588	88,093
			5,987,346

Commercial mortgage-backed securities 4.98%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[1,5]	3,591	3,384
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.29% 11/15/2055[1,5]	2,000	1,928
	Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.598% 5/15/2053[1,5]	1,500	1,362
	Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054[1,6]	375	308
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029[1,5,6]	5,903	5,896
	Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.823% 7/15/2049[1,5]	2,500	2,407
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[1,5]	2,288	2,317
	Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031[1,5]	5,000	4,121
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.744% 11/15/2032[1,5]	2,000	1,865
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.744% 11/15/2032[1,5]	1,111	1,089
	Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.504% 12/15/2052[1,5]	2,994	2,512
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.152% 8/15/2055[1,5]	1,750	1,604
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,5]	1,873	1,899
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[1,5]	1,297	1,269
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[1,5]	2,094	2,083
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[1,5]	2,234	2,386
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[1,5]	1,480	1,531
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[1,5]	2,818	2,941
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056[1,5]	1,195	1,277
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056[1,5]	1,060	1,106
	Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 6.967% 5/15/2057[1,5]	713	732
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057[1,5]	1,801	1,809
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[1,5]	1,866	1,921
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[1]	35,763	36,825
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.322% 11/15/2057[1,5]	2,019	2,027
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057[1,5]	1,578	1,622
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057[1,5]	1,327	1,364
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.303% 12/15/2057[1,5]	1,308	1,319
	Bank Commercial Mortgage Trust, Series 2017-BNK5, Class C, 4.211% 6/15/2060[1,5]	1,900	1,804
	Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.982% 9/15/2060[1,5]	1,964	1,695
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.211% 5/15/2062[1,5]	2,500	2,005
	Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[1,5]	1,905	1,568
	Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.35% 1/15/2063[1,5]	3,340	2,810
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[1,5]	4,215	3,407

6	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.393% 3/15/2064[1,5]	USD750	$653
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.393% 3/15/2064[1,5]	727	614
	Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064[1]	5,750	4,727
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.316% 3/15/2037[1,5,6]	2,667	2,528
	Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050[1]	3,564	3,238
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[1,5]	2,054	1,932
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.145% 12/15/2055[1,5]	5,194	5,256
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.609% 7/15/2056[1,5]	1,411	1,439
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.126% 11/15/2056[1,5]	457	479
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	207	206
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[1,5]	3,071	3,047
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[1,5]	1,828	1,903
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[1,5]	1,099	1,127
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057[1]	826	808
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class B, 5.858% 9/15/2057[1]	612	618
	Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057[1,5]	1,590	1,609
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class C, 5.98% 11/15/2057[1,5]	826	816
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057[1,5]	707	721
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class C, 5.756% 12/15/2057[1]	1,197	1,185
	Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.059% 1/15/2051[1,5]	1,328	1,214
	Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.305% 2/15/2051[1,5]	2,325	2,117
	Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[1,5]	1,500	1,345
	Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052[1,5]	2,500	2,142
	Benchmark Mortgage Trust, Series 2020-B20, Class B, 2.527% 10/15/2053[1]	1,075	852
	Benchmark Mortgage Trust, Series 2020-B21, Class C, 3.343% 12/17/2053[1,5]	1,000	771
	Benchmark Mortgage Trust, Series 2021-B23, Class B, 2.095% 2/15/2054[1]	1,995	1,477
	Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054[1,5]	1,500	1,053
	Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054[1,5]	3,895	2,755
	Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[1]	500	391
	Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,5]	3,368	3,004
	Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.444% 5/15/2055[1,5]	2,407	1,877
	Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055[1,5]	3,995	4,114
	Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[1,5]	2,475	2,541
	Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[1,5]	2,500	2,234
	Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[1,5]	3,995	4,100
	Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[1,5]	1,998	2,035
	Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,498	1,547
	Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[1,5]	2,644	2,718
	Benchmark Mortgage Trust, Series 2023-V4, Class C, 7.46% 11/15/2056[1,5]	1,925	2,022
	Benchmark Mortgage Trust, Series 2023-V4, Class B, 7.46% 11/15/2056[1,5]	1,587	1,686
	Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[1,5]	1,786	1,875
	Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[1]	554	561
	Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[1,5]	184	191
	Benchmark Mortgage Trust, Series 2024-V8, Class C, 6.947% 7/15/2057[1,5]	2,464	2,554
	Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057[1,5]	1,422	1,495
	Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057[1,5]	4,087	3,477
	Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[1]	867	894
	Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.677% 9/15/2057[1,5,6]	1,946	1,913
	Benchmark Mortgage Trust, Series 2024-V11, Class C, 6.295% 11/15/2057[1]	2,366	2,376
	Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057[1,5]	1,216	1,246

American Funds Strategic Bond Fund	7

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.987% 3/15/2041[1,5,6]	USD1,939	$1,945
	BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[1,5]	948	934
	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,5]	41,374	43,150
	BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,5]	2,804	2,917
	BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[1,5]	1,075	1,104
	BMO Mortgage Trust, Series 2023-5C2, Class C, 7.244% 11/15/2056[1,5]	2,670	2,757
	BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,6]	167	148
	BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[1,5]	669	689
	BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[1,5]	1,620	1,680
	BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[1,5]	1,372	1,414
	BMO Mortgage Trust, Series 2024-5C5, Class C, 6.879% 2/15/2057[1,5]	2,741	2,823
	BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057[1,5]	2,601	2,683
	BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057[1,5]	1,422	1,466
	BMO Mortgage Trust, Series 2024-C9, Class C, 6.38% 7/15/2057[1,5]	1,905	1,931
	BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057[1,5]	828	812
	BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[1,5]	470	467
	BMO Mortgage Trust, Series 2024-5C7, Class C, 5.748% 11/15/2057[1,5]	814	808
	BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057[1,5]	896	880
	BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[1,5]	578	584
	BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057[1,5]	1,000	1,020
	BMO Mortgage Trust, Series 2024-5C8, Class C, 5.744% 12/15/2057[1,5]	1,200	1,188
	BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.786% 6/15/2041[1,5,6]	3,611	3,591
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.236% 8/15/2041[1,5,6]	1,460	1,465
	BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.337% 11/15/2026[1,5,6]	5,507	5,520
	BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.538% 6/15/2027[1,5,6]	3,000	3,037
	BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.286% 7/15/2029[1,5,6]	3,027	3,048
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,5,6]	17,031	17,066
	BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.397% 5/15/2034[1,5,6]	2,131	2,134
	BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.947% 5/15/2034[1,5,6]	2,468	2,472
	BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 6.099% 9/15/2034[1,5,6]	980	965
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,5,6]	22,871	22,837
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.462% 9/15/2036[1,5,6]	2,066	2,059
	BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.162% 9/15/2036[1,5,6]	1,660	1,657
	BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.512% 9/15/2036[1,5,6]	2,820	2,815
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[1,5,6]	9,946	9,925
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,5,6]	9,960	9,940
	BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.407% 10/15/2036[1,5,6]	9,200	9,182
	BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.236% 4/15/2037[1,5,6]	3,116	3,127
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[1,5,6]	3,102	3,099
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.612% 6/15/2038[1,5,6]	2,802	2,798
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,5,6]	10,632	10,638
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.762% 11/15/2038[1,5,6]	6,048	6,037
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.362% 11/15/2038[1,5,6]	3,883	3,877

8	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 6.709% 11/15/2038[1,5,6]	USD472	$471
	BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 6.358% 2/15/2039[1,5,6]	4,900	4,887
	BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.487% 2/15/2039[1,5,6]	6,500	6,419
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,5,6]	55,111	55,576
	BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 7.346% 8/15/2039[1,5,6]	3,205	3,224
	BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.09% 8/15/2039[1,5,6]	5,475	5,498
	BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 7.188% 10/15/2041[1,5,6]	1,452	1,460
	BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.939% 11/15/2041[1,5,6]	28,259	28,417
	BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.289% 11/15/2041[1,5,6]	16,920	16,990
	BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.988% 11/15/2041[1,5,6]	1,115	1,124
	BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 8.196% 11/15/2041[1,5,6]	2,044	2,055
	BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,6]	1,302	1,148
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.585% 3/15/2035[1,5,6]	9,692	9,749
	CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,5,6]	1,923	1,929
	CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.547% 9/15/2028[1,5,6]	2,875	2,882
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,5,6]	2,522	2,513
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,5,6]	13,524	13,756
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040[1,5,6]	5,926	5,830
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,5,6]	980	976
	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[1,5]	3,039	2,958
	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.499% 2/10/2048[1,5]	5,567	5,527
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.202% 4/10/2048[1,5]	2,500	2,432
	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class B, 4.316% 9/15/2048[1,5]	1,185	1,156
	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051[1,5]	3,300	3,074
	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,5]	675	561
	Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.874% 5/15/2054[1,5]	3,659	3,226
	Commercial Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046[1,5,6]	415	320
	Commercial Mortgage Trust, Series 2020-CX, Class E, 2.773% 11/10/2046[1,5,6]	195	136
	Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.259% 12/10/2047[1,5]	143	136
	Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057[1,5]	4,000	3,346
	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.627% 11/15/2048[1,5]	1,827	1,738
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,5,6]	3,320	3,036
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	24,515	25,161
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,5,6]	30,927	31,312
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,5,6]	621	628
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,5,6]	558	565
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,5,6]	3,698	3,702
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[1,5,6]	3,374	3,379
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[1,5,6]	3,525	3,533

American Funds Strategic Bond Fund	9

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[1,5,6]	USD8,049	$8,079
	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.297% 2/10/2056[1,5]	2,477	2,504
	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.297% 2/10/2056[1,5]	1,361	1,352
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.743% 12/15/2029[1,5,6]	2,927	2,957
	FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039[1,5,6]	2,340	2,433
	Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.847% 3/15/2039[1,5,6]	2,642	2,654
	Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.287% 3/15/2039[1,5,6]	2,872	2,900
	GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.084% 3/10/2041[1,5,6]	1,885	1,856
	GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.288% 3/10/2041[1,5,6]	2,897	2,899
	GS Mortgage Securities Trust, Series 2015-GC32, Class AS, 4.018% 7/10/2048[1,5]	240	238
	GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049[1,5]	116	113
	GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.696% 5/10/2049[1,5]	1,503	1,448
	GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.402% 7/10/2051[1,5]	5,000	3,815
	GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[1]	3,064	2,438
	GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053[1]	100	87
	GS Mortgage Securities Trust, Series 2020-GC45, Class C, 3.534% 2/13/2053[1,5]	670	558
	GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[1]	2,000	1,488
	Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 6.854% 5/15/2038[1,5,6]	1,000	1,001
	Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.897% 5/15/2037[1,5,6]	1,992	1,997
	Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,6]	3,000	2,902
	Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,6]	300	292
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,5,6]	945	963
	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039[1,5,6]	2,795	2,857
	INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 7.683% 8/15/2037[1,5,6]	1,970	1,976
	INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 8.082% 8/15/2037[1,5,6]	780	783
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	3,420	3,155
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,6]	2,925	2,621
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,5,6]	1,598	1,404
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[1,5,6]	13,812	13,848
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class D, (1-month USD CME Term SOFR + 2.791%) 7.188% 11/15/2039[1,5,6]	2,942	2,961
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.863% 12/15/2039[1,5,6]	3,000	3,005
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 9.111% 12/15/2039[1,5,6]	5,000	5,075
	LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.667% 3/10/2050[1,5,6]	1,000	873
	LV Trust, Series 2024-SHOW, Class C, 6.074% 10/10/2041[1,5,6]	1,156	1,128
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	6,108	6,056
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	967	938
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[1,5]	1,016	983
	MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[1,5]	1,231	1,304
	MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[1,5]	1,132	1,172
	MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.876% 12/15/2056[1,5]	2,347	2,534
	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056[1,5]	392	415
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[1,5,6]	272	275
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.584% 7/25/2054[1,5,6]	971	994
	Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.433% 3/25/2050[1,5,6]	1,950	1,987
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.569% 11/25/2053[1,5,6]	19,538	20,421

10	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.069% 11/25/2053[1,5,6]	USD46,028	$51,919
	Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 8.569% 11/25/2051[1,5,6]	4,000	4,094
	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,6]	2,045	1,913
	One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032[1,6]	1,000	901
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,5,6]	35,395	35,432
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,6,7]	2,790	2,725
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.012% 5/15/2038[1,5,6]	2,631	2,532
	SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 6.312% 5/15/2038[1,5,6]	1,910	1,829
	SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.997% 10/15/2041[1,5,6]	3,806	3,851
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	21,061	17,715
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.841% 11/15/2038[1,5,6]	3,973	3,966
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.347% 1/15/2039[1,5,6]	8,908	8,785
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 7.097% 1/15/2039[1,5,6]	2,000	1,920
	UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.381% 8/15/2050[1,5]	1,582	1,459
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,5]	961	954
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[1,5]	1,989	1,972
	Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,5]	500	477
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.299% 10/15/2050[1,5]	4,975	4,485
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[1]	1,451	1,352
	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052[1,5]	365	339
	Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866% 3/15/2052[1,5]	3,000	2,773
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[1]	2,500	2,068
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057[1,5]	2,000	2,064
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class C, 7.033% 7/15/2057[1,5]	2,381	2,400
	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057[1,5]	583	580
	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class B, 6.12% 8/15/2057[1,5]	433	443
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class C, 6.334% 11/15/2057[1,5]	1,194	1,209
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057[1,5]	334	344
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.541% 9/15/2058[1,5]	4,000	3,711
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.941% 1/15/2059[1,5]	2,745	2,640
	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057[1,5]	2,000	1,796
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[1,5,6]	3,293	3,332
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[1,5,6]	371	378
	WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037[1,5,6]	1,071	1,097
			950,389

American Funds Strategic Bond Fund	11

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 2.14%
	Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,6,7]	USD15,290	$15,233
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	6,670	6,317
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,5,6]	3,591	3,288
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	3,539	3,199
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,6,7]	27,785	27,603
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,6,7]	1,009	1,009
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,5,6]	2,597	2,535
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,5,6]	1,778	1,762
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,5,6]	5,850	5,770
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034[1,5,6]	518	476
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034[1,5,6]	340	320
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,5,6]	291	278
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,5,6]	10,121	9,823
	Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,6,7]	3,452	3,308
	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.89% 6/15/2050[1,5]	700	630
	Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 10.683% 9/25/2028[1,5]	445	458
	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 8.083% 10/25/2039[1,5,6]	3,702	3,835
	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.933% 1/25/2040[1,5,6]	4,861	5,039
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.319% 5/25/2042[1,5,6]	692	711
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,5,6]	7,604	7,821
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.269% 1/25/2044[1,5,6]	388	399
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, (30-day Average USD-SOFR + 4.00%) 8.569% 1/25/2044[1,5,6]	500	523
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,5,6]	6,251	6,261
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 7.069% 2/25/2044[1,5,6]	7,110	7,247
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, (30-day Average USD-SOFR + 3.70%) 8.269% 2/25/2044[1,5,6]	1,260	1,309
	Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 8/15/2037[1,6]	1,000	975
	FARM Mortgage Trust, Series 2024-1, Class B, 5.124% 10/1/2053[1,5,6]	2,301	1,991
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054[1,5,6]	2,021	1,774
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	4,791	5,305
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,6]	910	928
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class B, (30-day Average USD-SOFR + 7.664%) 12.233% 12/25/2027[1,5]	10,408	10,694
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.383% 4/25/2028[1,5]	1,129	1,158
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, (30-day Average USD-SOFR + 9.464%) 14.033% 4/25/2028[1,5]	2,074	2,200
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 9.333% 10/25/2028[1,5]	1,227	1,271
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.869% 2/25/2042[1,5,6]	1,877	1,881
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,5,6]	5,211	5,279
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.469% 4/25/2042[1,5,6]	3,000	3,110
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.919% 5/25/2042[1,5,6]	2,050	2,147
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,5,6]	854	879

12	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.069% 6/25/2042[1,5,6]	USD2,400	$2,576
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,5,6]	569	575
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,5,6]	3,344	3,535
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[1,5,6]	9,733	9,777
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 12.433% 9/25/2048[1,5,6]	4,500	5,315
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, (30-day Average USD-SOFR + 7.614%) 12.183% 9/25/2049[1,5,6]	2,950	3,366
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.383% 1/25/2050[1,5,6]	381	382
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.783% 1/25/2050[1,5,6]	2,000	2,194
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.933% 1/25/2050[1,5,6]	7,000	7,811
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,5,6]	907	915
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.483% 2/25/2050[1,5,6]	5,000	5,353
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 12.283% 3/25/2050[1,5,6]	1,000	1,208
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.033% 6/25/2050[1,5,6]	6,740	8,984
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 9.783% 6/27/2050[1,5,6]	1,693	1,856
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 14.683% 7/25/2050[1,5,6]	2,222	2,994
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.683% 8/25/2050[1,5,6]	10,954	15,006
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 14.083% 9/25/2050[1,5,6]	1,500	1,994
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.644% 10/25/2050[1,5,6]	684	690
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.344% 10/25/2050[1,5,6]	3,000	4,186
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.969% 11/25/2050[1,5,6]	1,000	1,234
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.219% 12/25/2050[1,5,6]	1,500	1,727
	JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,6,7]	576	577
	JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,6,7]	466	468
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]	2,498	2,485
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,6,7]	2,042	2,038
	Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058[1,5,6]	1,498	1,353
	Mill City Mortgage Trust, Series 2017-1, Class B2, 3.99% 11/25/2058[1,5,6]	1,000	883
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,5,6]	9,812	9,942
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,5,6]	5,096	5,093
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,5,6]	3,450	2,988
	Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,6]	1,698	1,503
	Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,6]	1,414	1,281
	Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,5,6]	1,073	961
	Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,5,6]	449	401
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	24,172	22,087
	Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,6]	2,074	1,883
	Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,6]	711	638
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.847% 10/17/2041[1,5,6]	2,000	2,004
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.347% 10/17/2041[1,5,6]	2,286	2,290

American Funds Strategic Bond Fund	13

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.24% 3/25/2054[1,5,6]	USD1,500	$1,473
	Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.12% 4/25/2056[1,5,6]	3,500	3,214
	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.219% 4/25/2057[1,5,6]	2,000	1,837
	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.674% 6/25/2057[1,5,6]	1,000	866
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	20,597	20,597
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,6,7]	5,663	5,682
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,6,7]	36,128	36,381
	VM Fund I, LLC 8.625% 1/15/2028[6,8]	43,207	42,559
			407,908
	Total mortgage-backed obligations		7,345,643
Corporate bonds, notes & loans 34.35%
Financials 7.98%
	AG Issuer, LLC 6.25% 3/1/2028[6]	2,140	2,132
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	4,190	4,348
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[6]	9,355	8,936
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	3,000	2,978
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[6]	17,795	17,981
	Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[7]	EUR100	110
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	6,640	7,674
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	2,615	2,872
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	USD2,596	2,552
	American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[7]	7,807	7,726
	AmWINS Group, Inc. 6.375% 2/15/2029[6]	4,670	4,702
	Aon North America, Inc. 5.45% 3/1/2034	2,303	2,301
	Aretec Group, Inc. 10.00% 8/15/2030[6]	2,475	2,706
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	4,369	4,262
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,154	1,109
	Banco Santander Mexico, SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico 5.375% 4/17/2025[6]	5,250	5,249
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	15,000	13,606
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[7]	20,000	20,046
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	11,400	9,528
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	28,757	23,985
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[7]	5,266	5,411
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[7]	13,362	13,383
	Bank of Montreal 2.65% 3/8/2027	30,000	28,800
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	13,096	12,969
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[7]	14,182	14,121
	Bank of Nova Scotia (The) 2.45% 2/2/2032	18,471	15,422
	BlackRock Funding, Inc. 5.00% 3/14/2034	7,000	6,916
	BlackRock Funding, Inc. 4.90% 1/8/2035	2,393	2,346
	BlackRock Funding, Inc. 5.25% 3/14/2054	12,604	11,918
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[6]	5,533	5,694
	Blackstone, Inc. 5.00% 12/6/2034	9,534	9,221
	Block, Inc. 6.50% 5/15/2032[6]	14,650	14,810
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[6,7]	19,507	16,591
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[6,7]	3,914	3,928
	Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	14,000	14,688
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	28,000	27,766
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]	13,400	14,257
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]	8,325	8,406
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	6,344	6,390
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	6,800	6,895
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	8,299	8,621
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	17,100	17,383
	CFAMC III Co., Ltd. 4.75% 4/27/2027	1,055	1,029
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[7]	3,658	3,767

14	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Chubb INA Holdings, LLC 5.00% 3/15/2034	USD28,980	$28,639
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[7]	3,724	3,247
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[7]	11,768	9,816
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	8,085	6,948
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[7]	11,264	11,815
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	2,659	2,710
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	11,300	10,180
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	46,125	39,026
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	5,280	5,072
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	5,100	4,692
	Corebridge Financial, Inc. 3.85% 4/5/2029	7,945	7,589
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,361	3,060
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	12,525	12,346
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	9,425	9,186
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	7,375	7,720
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[7]	15,925	15,099
	Discover Financial Services 7.964% 11/2/2034 (USD-SOFR Index + 3.37% on 11/2/2033)[7]	2,241	2,562
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[7]	EUR778	824
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	23,462	25,856
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD3,220	3,342
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	9,340	8,865
	Goldman Sachs Group, Inc. 2.60% 2/7/2030	7,915	7,014
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[7]	787	783
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[7]	10,992	9,075
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[7]	36,434	30,812
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	16,975	17,303
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[7]	36,005	35,351
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[7]	2,507	2,401
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[7]	8,858	6,460
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,203	2,227
	Howden UK Refinance PLC 7.25% 2/15/2031[6]	7,210	7,335
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]	6,320	6,461
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	9,368	7,906
	HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[7]	9,000	8,911
	HUB International, Ltd. 5.625% 12/1/2029[6]	7,300	7,087
	HUB International, Ltd. 7.25% 6/15/2030[6]	14,576	14,952
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[7]	14,687	14,603
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[7]	11,000	10,870
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[7]	12,188	12,082
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	1,359	1,147
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	35,039	35,857
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[7]	40,933	40,517
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[7]	858	827
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	5,000	4,789
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	21,500	21,423
	Marsh & McLennan Cos., Inc. 2.375% 12/15/2031	7,309	6,133
	Marsh & McLennan Cos., Inc. 5.15% 3/15/2034	5,113	5,091
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	27,947	27,294
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	20,000	19,179
	Mastercard, Inc. 4.85% 3/9/2033	768	762
	Mastercard, Inc. 4.875% 5/9/2034	2,571	2,533
	Mastercard, Inc. 4.55% 1/15/2035	10,089	9,672
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[7]	2,061	1,976
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	2,463	2,471
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	2,675	2,724
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[7]	2,551	2,543
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	1,509	1,232
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	2,254	2,239
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	30,000	30,585
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[7]	25,230	24,828
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[7]	9,785	9,822

American Funds Strategic Bond Fund	15

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[7]	USD12,445	$12,004
	National Australia Bank, Ltd. 2.99% 5/21/2031[6]	17,000	14,706
	Navient Corp. 4.875% 3/15/2028	930	888
	Navient Corp. 11.50% 3/15/2031	9,460	10,589
	Navient Corp. 5.625% 8/1/2033	9,655	8,364
	New York Life Global Funding 4.55% 1/28/2033[6]	2,456	2,348
	OneMain Finance Corp. 7.50% 5/15/2031	11,135	11,440
	OneMain Finance Corp. 7.125% 11/15/2031	10,420	10,628
	Osaic Holdings, Inc. 10.75% 8/1/2027[6]	2,500	2,594
	Oxford Finance, LLC 6.375% 2/1/2027[6]	6,055	6,003
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	EUR3,077	3,563
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[7]	1,850	2,030
	PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[7]	USD18,000	18,635
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	59,597	65,079
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	370	374
	PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[7]	20,824	20,673
	Ryan Specialty, LLC 5.875% 8/1/2032[6]	5,305	5,252
	Starwood Property Trust, Inc. 6.50% 7/1/2030[6]	1,925	1,929
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[7]	9,123	9,215
	Toronto-Dominion Bank (The) 2.00% 9/10/2031	20,000	16,585
	Travelers Companies, Inc. 2.55% 4/27/2050	361	213
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[7]	13,796	13,640
	Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[7]	4,725	4,594
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,597	1,627
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	22,372	22,554
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[5,9]	6,745	6,933
	U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032)[7]	1,600	1,636
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	2,050	1,963
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	14,572	14,860
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[7]	27,800	28,046
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	22,550	21,317
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	750	619
	UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[6,7]	5,375	4,623
	Visa, Inc. 4.15% 12/14/2035	898	830
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	6,346	6,451
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	9,650	9,617
	Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[7]	4,891	4,725
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	27,761	29,521
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[7]	31,736	30,892
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	1,328	1,110
	Westpac Banking Corp. 1.953% 11/20/2028	7,248	6,529
			1,524,605

Health care 5.56%
	AbbVie, Inc. 3.20% 11/21/2029	1,207	1,121
	AbbVie, Inc. 5.05% 3/15/2034	32,320	31,944
	AbbVie, Inc. 5.35% 3/15/2044	1,350	1,317
	AbbVie, Inc. 5.40% 3/15/2054	20,690	19,934
	AbbVie, Inc. 5.50% 3/15/2064	3,650	3,488
	AdaptHealth, LLC 5.125% 3/1/2030[6]	6,865	6,257
	Amgen, Inc. 3.00% 2/22/2029	600	558
	Amgen, Inc. 4.05% 8/18/2029	16,075	15,481
	Amgen, Inc. 5.25% 3/2/2030	11,990	12,105
	Amgen, Inc. 4.20% 3/1/2033	14,000	12,989
	Amgen, Inc. 5.25% 3/2/2033	53,634	53,260
	Amgen, Inc. 4.875% 3/1/2053	4,975	4,274
	Amgen, Inc. 5.65% 3/2/2053	22,992	22,153
	Amgen, Inc. 5.75% 3/2/2063	12,500	11,999

16	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Astrazeneca Finance, LLC 1.75% 5/28/2028	USD3,050	$2,769
	Astrazeneca Finance, LLC 4.90% 2/26/2031	375	375
	Astrazeneca Finance, LLC 5.00% 2/26/2034	16,875	16,697
	AstraZeneca PLC 3.375% 11/16/2025	3,600	3,566
	Avantor Funding, Inc. 4.625% 7/15/2028[6]	5,785	5,527
	Banner Health 2.913% 1/1/2051	10,000	6,391
	Baxter International, Inc. 2.272% 12/1/2028	5,032	4,537
	Baxter International, Inc. 2.539% 2/1/2032	8,938	7,458
	Baxter International, Inc. 3.132% 12/1/2051	12,537	7,787
	Bayer US Finance, LLC 6.50% 11/21/2033[6]	28,516	29,025
	Bayer US Finance, LLC 6.875% 11/21/2053[6]	10,496	10,591
	Baylor Scott & White Holdings 0.827% 11/15/2025	5,463	5,280
	Baylor Scott & White Holdings 1.777% 11/15/2030	19,087	16,018
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,450	1,460
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	80,376	80,314
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,825	2,807
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	821	870
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,416	8,170
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,325	3,203
	Centene Corp. 2.45% 7/15/2028	24,165	21,766
	Centene Corp. 3.00% 10/15/2030	3,625	3,130
	Centene Corp. 2.50% 3/1/2031	1,519	1,257
	Centene Corp. 2.625% 8/1/2031	3,049	2,513
	Cigna Group (The) 2.375% 3/15/2031	1,713	1,451
	Cigna Group (The) 5.25% 2/15/2034	2,670	2,620
	Cigna Group (The) 5.60% 2/15/2054	1,064	997
	CVS Health Corp. 5.55% 6/1/2031	1,517	1,507
	CVS Health Corp. 5.25% 2/21/2033	2,144	2,056
	CVS Health Corp. 5.70% 6/1/2034	47,983	47,185
	CVS Health Corp. 6.00% 6/1/2044	28,051	26,547
	CVS Health Corp. 5.625% 2/21/2053	12,500	11,095
	CVS Health Corp. 5.875% 6/1/2053	4,000	3,672
	CVS Health Corp. 6.05% 6/1/2054	28,628	26,875
	CVS Health Corp. 6.00% 6/1/2063	3,074	2,806
	DaVita, Inc. 6.875% 9/1/2032[6]	10,010	10,099
	Elevance Health, Inc. 5.20% 2/15/2035	15,162	14,814
	Elevance Health, Inc. 5.125% 2/15/2053	926	825
	Elevance Health, Inc. 5.70% 2/15/2055	15,068	14,539
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]	4,205	4,461
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[5,9]	3,695	3,724
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	15,000	15,376
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,710	1,717
	Gilead Sciences, Inc. 5.10% 6/15/2035	16,744	16,481
	Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	899
	Gilead Sciences, Inc. 5.55% 10/15/2053	889	875
	HCA, Inc. 3.625% 3/15/2032	5,028	4,433
	HCA, Inc. 5.45% 9/15/2034	5,164	5,036
	Humana, Inc. 5.375% 4/15/2031	1,202	1,192
	Humana, Inc. 5.95% 3/15/2034	7,875	7,939
	Humana, Inc. 5.75% 4/15/2054	10,171	9,434
	Johnson & Johnson 4.90% 6/1/2031	1,926	1,939
	Johnson & Johnson 4.95% 6/1/2034	3,907	3,908
	Johnson & Johnson 5.25% 6/1/2054	1,290	1,261
	Owens & Minor, Inc. 6.625% 4/1/2030[6]	11,825	11,099
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	16,993	16,518
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	20,000	18,786
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,206	11,438
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[6,10]	12,310	12,172
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[6,10]	730	682
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[5,9,10]	1,027	1,018
	Roche Holdings, Inc. 1.93% 12/13/2028[6]	23,675	21,313
	Roche Holdings, Inc. 5.593% 11/13/2033[6]	14,044	14,531
	Roche Holdings, Inc. 4.985% 3/8/2034[6]	16,154	16,007
	Roche Holdings, Inc. 4.592% 9/9/2034[6]	36,080	34,600
	Roche Holdings, Inc. 2.607% 12/13/2051[6]	9,473	5,642
	Roche Holdings, Inc. 5.218% 3/8/2054[6]	608	582

American Funds Strategic Bond Fund	17

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[6]	USD6,755	$6,852
	Summa Health 3.511% 11/15/2051	9,945	7,101
	Sutter Health 1.321% 8/15/2025	6,000	5,869
	Sutter Health 5.164% 8/15/2033	9,905	9,854
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,300	7,021
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	14,245	13,918
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	3,986
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	15,913
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	10,904
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	10,084
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,337	1,683
	Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	1,766	1,757
	Thermo Fisher Scientific, Inc. 5.20% 1/31/2034	3,500	3,513
	UnitedHealth Group, Inc. 5.30% 2/15/2030	7,300	7,419
	UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,659
	UnitedHealth Group, Inc. 4.20% 5/15/2032	2,626	2,475
	UnitedHealth Group, Inc. 5.35% 2/15/2033	11,158	11,232
	UnitedHealth Group, Inc. 5.00% 4/15/2034	1,187	1,159
	UnitedHealth Group, Inc. 5.15% 7/15/2034	40,261	39,745
	UnitedHealth Group, Inc. 5.50% 7/15/2044	23,000	22,326
	UnitedHealth Group, Inc. 3.25% 5/15/2051	14,216	9,393
	UnitedHealth Group, Inc. 4.75% 5/15/2052	3,613	3,098
	UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	7,325
	UnitedHealth Group, Inc. 5.375% 4/15/2054	1,703	1,599
	UnitedHealth Group, Inc. 5.50% 4/15/2064	464	434
	Viatris, Inc. 4.00% 6/22/2050	3,324	2,266
	West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,775	1,773
			1,061,900

Energy 4.08%
	3R Lux SARL 9.75% 2/5/2031[6]	6,224	6,440
	AI Candelaria (Spain), S.L.U. 5.75% 6/15/2033[6]	2,990	2,432
	Apache Corp. 4.625% 11/15/2025	5,395	5,368
	Apache Corp. 5.10% 9/1/2040	1,135	994
	Apache Corp. 4.75% 4/15/2043	10,137	8,103
	Apache Corp. 5.35% 7/1/2049	351	292
	Archrock Partners, LP 6.625% 9/1/2032[6]	2,435	2,434
	Baytex Energy Corp. 7.375% 3/15/2032[6]	4,720	4,603
	Blue Racer Midstream, LLC 7.00% 7/15/2029[6]	2,815	2,878
	Borr IHC, Ltd. 10.00% 11/15/2028[6]	5,755	5,749
	Borr IHC, Ltd. 10.375% 11/15/2030[6]	9,515	9,500
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,000	1,958
	Canadian Natural Resources, Ltd. 2.95% 7/15/2030	6,455	5,736
	Cenovus Energy, Inc. 5.375% 7/15/2025	1,095	1,095
	Cheniere Energy Partners, LP 4.00% 3/1/2031	4,790	4,433
	Cheniere Energy Partners, LP 5.95% 6/30/2033	25,000	25,609
	Chevron Corp. 2.236% 5/11/2030	3,290	2,899
	Chevron Corp. 3.078% 5/11/2050	1,181	782
	Civitas Resources, Inc. 8.375% 7/1/2028[6]	12,575	13,076
	Civitas Resources, Inc. 8.625% 11/1/2030[6]	2,455	2,573
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	9,090	9,488
	CNX Resources Corp. 7.375% 1/15/2031[6]	3,079	3,166
	CNX Resources Corp. 7.25% 3/1/2032[6]	1,960	2,003
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	3,015	2,815
	ConocoPhillips Co. 5.55% 3/15/2054	10,000	9,623
	Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	3,045	3,185
	Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	4,860	4,840
	Crescent Energy Finance, LLC 7.375% 1/15/2033[6]	6,195	6,022
	CrownRock, LP 5.00% 5/1/2029[6]	3,030	3,070
	Diamondback Energy, Inc. 5.15% 1/30/2030	3,134	3,142
	Diamondback Energy, Inc. 5.40% 4/18/2034	10,561	10,390
	Diamondback Energy, Inc. 5.75% 4/18/2054	5,153	4,840
	Diamondback Energy, Inc. 5.90% 4/18/2064	3,455	3,247
	Ecopetrol SA 7.75% 2/1/2032	25,000	24,281
	Ecopetrol SA 8.875% 1/13/2033	15,940	16,255
	Ecopetrol SA 8.375% 1/19/2036	17,425	16,819
	Enbridge Energy Partners, LP 5.875% 10/15/2025	155	156

18	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]	USD3,230	$3,411
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[6]	2,765	2,436
	Eni SpA 5.50% 5/15/2034[6]	17,123	16,934
	Eni SpA 5.95% 5/15/2054[6]	19,257	18,505
	Enterprise Products Operating, LLC 4.95% 2/15/2035	3,629	3,514
	EOG Resources, Inc. 5.65% 12/1/2054	14,000	13,723
	EQM Midstream Partners, LP 4.50% 1/15/2029[6]	2,361	2,251
	EQM Midstream Partners, LP 4.75% 1/15/2031[6]	2,850	2,682
	Equinor ASA 3.70% 4/6/2050	1,217	902
	Exxon Mobil Corp. 4.227% 3/19/2040	1,200	1,053
	Exxon Mobil Corp. 3.452% 4/15/2051	1,229	862
	Global Partners, LP 8.25% 1/15/2032[6]	2,135	2,197
	Gray Oak Pipeline, LLC 2.60% 10/15/2025[6]	4,442	4,364
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]	25,000	24,707
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[6]	4,440	4,477
	Hilcorp Energy I, LP 5.75% 2/1/2029[6]	1,285	1,227
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	2,700	2,551
	Hilcorp Energy I, LP 6.00% 2/1/2031[6]	865	803
	Hilcorp Energy I, LP 6.25% 4/15/2032[6]	4,550	4,208
	Hilcorp Energy I, LP 8.375% 11/1/2033[6]	5,220	5,334
	Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[6]	2,775	2,674
	Leviathan Bond, Ltd. 6.75% 6/30/2030[6]	3,245	3,078
	Matador Resources Co. 6.25% 4/15/2033[6]	3,190	3,099
	Modec Finance BV 7.84% 7/15/2026[8,11]	9,000	9,049
	MPLX, LP 1.75% 3/1/2026	5,933	5,731
	Murphy Oil Corp. 6.00% 10/1/2032	2,690	2,587
	MV24 Capital BV 6.748% 6/1/2034	11,750	11,152
	MV24 Capital BV 6.748% 6/1/2034[6]	1,079	1,024
	Nabors Industries, Inc. 8.875% 8/15/2031[6]	12,755	11,857
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[6]	12,510	12,472
	NFE Financing, LLC 12.00% 11/15/2029[6]	49,485	52,032
	NGL Energy Operating, LLC 8.125% 2/15/2029[6]	4,495	4,558
	NGL Energy Operating, LLC 8.375% 2/15/2032[6]	7,345	7,409
	Noble Finance II, LLC 8.00% 4/15/2030[6]	13,020	13,163
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]	4,475	4,625
	Occidental Petroleum Corp. 6.125% 1/1/2031	9,602	9,831
	Occidental Petroleum Corp. 5.55% 10/1/2034	25,000	24,333
	Occidental Petroleum Corp. 6.45% 9/15/2036	12,000	12,293
	Occidental Petroleum Corp. 6.60% 3/15/2046	12,000	12,125
	ONEOK, Inc. 7.15% 1/15/2051	2,610	2,848
	Permian Resources Operating, LLC 9.875% 7/15/2031[6]	7,285	8,016
	Permian Resources Operating, LLC 7.00% 1/15/2032[6]	2,150	2,185
	Petroleos Mexicanos 6.875% 10/16/2025	25,000	24,941
	Petroleos Mexicanos 4.50% 1/23/2026	2,188	2,113
	Petroleos Mexicanos 6.70% 2/16/2032	11,544	10,052
	Petroleos Mexicanos 10.00% 2/7/2033	20,000	20,783
	Range Resources Corp. 4.75% 2/15/2030[6]	1,340	1,258
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	3,291	3,203
	Saudi Arabian Oil Co. 5.75% 7/17/2054[6]	17,670	16,556
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[6]	1,615	1,565
	Sunoco, LP 7.00% 5/1/2029[6]	5,195	5,335
	Sunoco, LP 7.25% 5/1/2032[6]	4,620	4,776
	Talos Production, Inc. 9.00% 2/1/2029[6]	1,510	1,551
	Talos Production, Inc. 9.375% 2/1/2031[6]	935	954
	TotalEnergies Capital SA 5.15% 4/5/2034	2,390	2,381
	TotalEnergies Capital SA 4.724% 9/10/2034	13,635	13,115
	TotalEnergies Capital SA 5.488% 4/5/2054	669	642
	Transocean Aquila, Ltd. 8.00% 9/30/2028[6]	3,554	3,651
	Transocean, Inc. 8.00% 2/1/2027[6]	4,288	4,301
	Transocean, Inc. 8.25% 5/15/2029[6]	5,250	5,148
	Transocean, Inc. 8.75% 2/15/2030[6]	3,227	3,342
	Transocean, Inc. 8.50% 5/15/2031[6]	4,500	4,416
	Transocean, Inc. 6.80% 3/15/2038	5,000	4,102
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[6]	10,200	10,656
	USA Compression Partners, LP 7.125% 3/15/2029[6]	7,660	7,803
	Vallourec SA 7.50% 4/15/2032[6]	6,105	6,334
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	10,796	10,904

American Funds Strategic Bond Fund	19

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	USD3,970	$3,558
	Venture Global LNG, Inc. 8.125% 6/1/2028[6]	9,500	9,890
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[6]	15,610	15,528
	Vital Energy, Inc. 7.875% 4/15/2032[6]	10,985	10,580
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[6]	6,670	6,435
			778,451

Industrials 2.85%
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[5,6,8,9]	2,100	2,084
	Amentum Holdings, Inc. 7.25% 8/1/2032[6]	8,050	8,120
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.221% 9/22/2028[5,9]	8,753	8,815
	Automatic Data Processing, Inc. 4.45% 9/9/2034	16,234	15,461
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[6]	2,240	2,312
	BAE Systems PLC 5.30% 3/26/2034[6]	15,442	15,405
	Boeing Co. (The) 5.15% 5/1/2030	19,632	19,371
	Boeing Co. (The) 3.625% 2/1/2031	5,069	4,604
	Boeing Co. (The) 6.388% 5/1/2031	5,439	5,689
	Boeing Co. (The) 6.528% 5/1/2034	10,357	10,855
	Boeing Co. (The) 5.705% 5/1/2040	4,000	3,810
	Boeing Co. (The) 5.805% 5/1/2050	2,467	2,298
	Boeing Co. (The) 6.858% 5/1/2054	16,867	17,944
	Boeing Co. (The) 5.93% 5/1/2060	11,000	10,203
	Bombardier, Inc. 7.125% 6/15/2026[6]	1,675	1,689
	Bombardier, Inc. 7.875% 4/15/2027[6]	1,482	1,485
	Bombardier, Inc. 6.00% 2/15/2028[6]	4,180	4,167
	Bombardier, Inc. 7.50% 2/1/2029[6]	9,000	9,372
	Bombardier, Inc. 8.75% 11/15/2030[6]	9,075	9,766
	Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	3,856	2,646
	BWX Technologies, Inc. 4.125% 6/30/2028[6]	4,760	4,461
	Canadian National Railway Co. 4.375% 9/18/2034	1,579	1,486
	Canadian Pacific Railway Co. 2.05% 3/5/2030	2,000	1,738
	Canadian Pacific Railway Co. 3.10% 12/2/2051	16,554	10,765
	Carrier Global Corp. 5.90% 3/15/2034	13,377	13,858
	Carrier Global Corp. 6.20% 3/15/2054	5,803	6,142
	CoreLogic, Inc. 4.50% 5/1/2028[6]	10,000	9,357
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[5,9]	3,375	3,297
	EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	5,715	5,936
	EquipmentShare.com, Inc. 8.625% 5/15/2032[6]	9,115	9,537
	EquipmentShare.com, Inc. 8.00% 3/15/2033[6]	7,000	7,115
	Garda World Security Corp. 8.375% 11/15/2032[6]	3,680	3,750
	GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	4,401	4,070
	Herc Holdings, Inc. 6.625% 6/15/2029[6]	4,785	4,850
	Hertz Corp. (The) 4.625% 12/1/2026[6]	2,205	1,865
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[5,9]	1,288	1,163
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[5,9]	250	226
	Honeywell International, Inc. 5.00% 3/1/2035	24,542	24,063
	Icahn Enterprises, LP 5.25% 5/15/2027	3,000	2,843
	Icahn Enterprises, LP 9.75% 1/15/2029	13,000	13,050
	Icahn Enterprises, LP 10.00% 11/15/2029[6]	2,695	2,705
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	405	408
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	13,660	13,837
	LATAM Airlines Group SA 7.875% 4/15/2030[6]	1,034	1,048
	Lockheed Martin Corp. 5.10% 11/15/2027	8,371	8,509
	Lockheed Martin Corp. 5.25% 1/15/2033	12,785	12,924
	Lockheed Martin Corp. 4.75% 2/15/2034	385	374
	Lockheed Martin Corp. 4.80% 8/15/2034	2,500	2,428
	Lockheed Martin Corp. 5.70% 11/15/2054	6,373	6,497
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	1,953	1,966
	NESCO Holdings II, Inc. 5.50% 4/15/2029[6]	14,000	13,006
	Norfolk Southern Corp. 4.45% 3/1/2033	2,751	2,626
	Norfolk Southern Corp. 5.55% 3/15/2034	6,140	6,271
	Norfolk Southern Corp. 5.35% 8/1/2054	15,905	15,157

20	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	PM General Purchaser, LLC 9.50% 10/1/2028[6]	USD3,425	$3,405
	Regal Rexnord Corp. 6.30% 2/15/2030	15,000	15,437
	Regal Rexnord Corp. 6.40% 4/15/2033	15,000	15,484
	Republic Services, Inc. 5.20% 11/15/2034	15,000	14,867
	Rolls-Royce PLC 5.75% 10/15/2027[6]	10,265	10,432
	RTX Corp. 6.00% 3/15/2031	1,078	1,131
	RTX Corp. 6.10% 3/15/2034	7,284	7,674
	RTX Corp. 5.375% 2/27/2053	12,191	11,587
	SkyMiles IP, Ltd. 4.50% 10/20/2025[6]	1,501	1,492
	SkyMiles IP, Ltd. 4.75% 10/20/2028[6]	2,760	2,724
	SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.367% 10/20/2027[5,9]	1,104	1,125
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	5,860	5,561
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	2,492	2,671
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	4,400	4,875
	Texas Combined Tirz I, LLC 0% 12/7/2062[6,8]	3,300	3,300
	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[6]	2,625	2,572
	TransDigm, Inc. 5.50% 11/15/2027	5,000	4,917
	TransDigm, Inc. 4.875% 5/1/2029	1,990	1,881
	Union Pacific Corp. 2.375% 5/20/2031	26,768	23,118
	Union Pacific Corp. 2.80% 2/14/2032	9,999	8,675
	Union Pacific Corp. 2.95% 3/10/2052	9,118	5,762
	United Airlines, Inc. 4.375% 4/15/2026[6]	3,605	3,547
	United Airlines, Inc. 4.625% 4/15/2029[6]	2,920	2,779
	Waste Management, Inc. 4.95% 3/15/2035	13,077	12,755
	WESCO Distribution, Inc. 7.25% 6/15/2028[6]	3,095	3,150
			544,345

Consumer discretionary 2.50%
	Advance Auto Parts, Inc. 5.95% 3/9/2028	1,402	1,415
	Advance Auto Parts, Inc. 3.50% 3/15/2032	2,766	2,294
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[5,9]	4,350	2,842
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	4,720	4,467
	Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	1,915	1,747
	Amazon.com, Inc. 1.00% 5/12/2026	20,000	19,147
	Amazon.com, Inc. 2.10% 5/12/2031	20,000	17,090
	Amazon.com, Inc. 3.10% 5/12/2051	10,000	6,746
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[6]	2,865	2,670
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	3,495	3,192
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	1,495	1,410
	BMW US Capital, LLC 3.90% 4/9/2025[6]	5,300	5,288
	BMW US Capital, LLC 3.45% 4/1/2027[6]	8,625	8,394
	Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,228
	Boyd Gaming Corp. 4.75% 6/15/2031[6]	9,565	8,856
	Carnival Corp. 5.75% 3/1/2027[6]	11,000	10,984
	Carnival Corp. 4.00% 8/1/2028[6]	11,000	10,433
	Carnival Corp. 6.00% 5/1/2029[6]	14,555	14,532
	Carnival Corp. 7.00% 8/15/2029[6]	3,470	3,612
	Carnival Corp. 10.50% 6/1/2030[6]	1,975	2,111
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]	1,765	1,834
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]	24,000	24,100
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	7,775	7,069
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	3,934	3,310
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[6]	3,772	3,744
	Fertitta Entertainment, LLC 4.625% 1/15/2029[6]	5,000	4,657
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	5,000	4,617
	Ford Motor Co. 4.75% 1/15/2043	3,329	2,627
	Ford Motor Co. 5.291% 12/8/2046	6,671	5,721
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	4,175	4,174
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	7,516
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	20,000	20,220
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,708
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	9,585
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,994	1,787
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,895	3,049
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	11,239	11,153

American Funds Strategic Bond Fund	21

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	USD4,866	$5,081
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	11,134	10,899
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[6]	6,050	6,071
	General Motors Financial Co., Inc. 5.45% 9/6/2034	31,803	30,889
	GENM Capital Labuan, Ltd. 3.882% 4/19/2031	7,335	6,491
	Genting New York, LLC 7.25% 10/1/2029[6]	2,575	2,655
	Grand Canyon University 4.375% 10/1/2026	7,500	7,438
	Grand Canyon University 5.125% 10/1/2028	7,000	6,571
	Great Canadian Gaming Corp. 8.75% 11/15/2029[6]	2,875	2,946
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[5,9]	629	637
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[6]	7,333	7,345
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[6]	3,403	3,210
	Home Depot, Inc. 4.85% 6/25/2031	2,295	2,295
	Home Depot, Inc. 4.95% 6/25/2034	3,335	3,292
	Home Depot, Inc. 5.875% 12/16/2036	1,970	2,073
	Home Depot, Inc. 4.95% 9/15/2052	1,382	1,259
	Home Depot, Inc. 5.40% 6/25/2064	14,804	14,207
	Jacobs Entertainment, Inc. 6.75% 2/15/2029[6]	5,305	5,125
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	4,795	4,980
	Marriott International, Inc. 5.75% 5/1/2025	129	129
	McDonald’s Corp. 5.00% 5/17/2029	2,384	2,401
	McDonald’s Corp. 4.95% 8/14/2033	5,068	5,029
	McDonald’s Corp. 3.625% 9/1/2049	979	706
	McDonald’s Corp. 4.20% 4/1/2050	2,259	1,786
	McDonald’s Corp. 5.15% 9/9/2052	2,620	2,398
	MercadoLibre, Inc. 2.375% 1/14/2026	4,255	4,133
	Newell Brands, Inc. 6.375% 5/15/2030	5,675	5,699
	Newell Brands, Inc. 6.625% 5/15/2032	5,890	5,938
	Newell Brands, Inc. 6.875% 4/1/2036[7]	3,590	3,638
	Party City Holdings, Inc. 0% 10/12/2028[8]	560	— [2]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,8,10]	2,594	259
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[6]	16,160	15,867
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	5,000	4,966
	Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[6]	13,735	13,519
	Starbucks Corp. 5.00% 2/15/2034	5,061	4,958
	Toyota Motor Credit Corp. 3.375% 4/1/2030	2,865	2,656
	Universal Entertainment Corp. 9.875% 8/1/2029[6]	7,400	7,387
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	5,229	5,449
	ZF North America Capital, Inc. 6.75% 4/23/2030[6]	14,645	14,099
			476,810

Communication services 2.41%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN1,103,000	52,387
	América Móvil, SAB de CV 9.50% 1/27/2031	823,210	37,171
	AT&T, Inc. 4.35% 3/1/2029	USD1,250	1,224
	AT&T, Inc. 3.50% 9/15/2053	22,215	14,972
	CCO Holdings, LLC 4.75% 3/1/2030[6]	2,200	2,011
	CCO Holdings, LLC 4.25% 2/1/2031[6]	6,750	5,891
	CCO Holdings, LLC 4.75% 2/1/2032[6]	20,000	17,576
	CCO Holdings, LLC 4.50% 6/1/2033[6]	7,875	6,635
	CCO Holdings, LLC 4.25% 1/15/2034[6]	8,725	7,089
	Charter Communications Operating, LLC 5.25% 4/1/2053	16,724	13,530
	Comcast Corp. 5.30% 6/1/2034	28,813	28,793
	Comcast Corp. 5.65% 6/1/2054	7,188	6,954
	Connect Finco SARL 9.00% 9/15/2029[6]	20,360	18,569
	Consolidated Communications, Inc. 5.00% 10/1/2028[6]	2,800	2,609
	DISH Network Corp. 11.75% 11/15/2027[6]	10,125	10,737
	EchoStar Corp. 10.75% 11/30/2029	12,000	12,916
	Embarq, LLC 7.995% 6/1/2036	1,250	685
	Gray Television, Inc. 10.50% 7/15/2029[6]	19,925	19,945
	Gray Television, Inc. 5.375% 11/15/2031[6]	1,686	901
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[5,9]	5,057	4,800
	Meta Platforms, Inc. 3.85% 8/15/2032	31,466	29,252
	Meta Platforms, Inc. 4.75% 8/15/2034	20,412	19,880
	Meta Platforms, Inc. 4.45% 8/15/2052	22,500	18,977

22	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Meta Platforms, Inc. 5.40% 8/15/2054	USD5,908	$5,726
	Netflix, Inc. 5.375% 11/15/2029[6]	47	48
	Netflix, Inc. 4.90% 8/15/2034	3,443	3,374
	Netflix, Inc. 5.40% 8/15/2054	193	188
	News Corp. 3.875% 5/15/2029[6]	3,725	3,459
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	6,000	5,601
	Paramount Global 6.875% 4/30/2036	1,122	1,137
	Paramount Global 4.95% 5/19/2050	1,514	1,141
	Sirius XM Radio, LLC 4.00% 7/15/2028[6]	7,600	7,011
	Sirius XM Radio, LLC 5.50% 7/1/2029[6]	3,150	3,024
	Sirius XM Radio, LLC 4.125% 7/1/2030[6]	4,289	3,748
	Sirius XM Radio, LLC 3.875% 9/1/2031[6]	10,575	8,862
	Stagwell Global, LLC 5.625% 8/15/2029[6]	5,810	5,539
	T-Mobile USA, Inc. 2.55% 2/15/2031	19,963	17,180
	T-Mobile USA, Inc. 2.875% 2/15/2031	3,037	2,672
	Univision Communications, Inc. 6.625% 6/1/2027[6]	7,100	7,080
	Univision Communications, Inc. 8.00% 8/15/2028[6]	5,485	5,591
	Univision Communications, Inc. 4.50% 5/1/2029[6]	6,750	6,050
	Univision Communications, Inc. 7.375% 6/30/2030[6]	10,075	9,651
	Univision Communications, Inc. 8.50% 7/31/2031[6]	9,750	9,572
	Verizon Communications, Inc. 2.55% 3/21/2031	8,188	7,055
	Verizon Communications, Inc. 3.55% 3/22/2051	15,000	10,610
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,697	1,496
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	2,697	2,005
			461,324

Utilities 2.38%
	Aegea Finance SARL 9.00% 1/20/2031[6]	6,569	6,708
	AES Corp. 2.45% 1/15/2031	7,500	6,254
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[6]	2,702	2,367
	Alabama Power Co. 5.85% 11/15/2033	2,900	3,013
	Alabama Power Co. 3.00% 3/15/2052	13,130	8,436
	Alfa Desarrollo SpA 4.55% 9/27/2051[6]	5,842	4,311
	Alliant Energy Finance, LLC 3.60% 3/1/2032[6]	6,800	6,053
	Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,940	3,932
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	2,110	2,061
	Comision Federal de Electricidad 6.45% 1/24/2035[6]	7,755	7,328
	Consolidated Edison Company of New York, Inc. 5.375% 5/15/2034	2,573	2,606
	Consumers Energy Co. 3.60% 8/15/2032	3,650	3,311
	Consumers Energy Co. 4.625% 5/15/2033	13,725	13,250
	Duke Energy Florida, LLC 5.875% 11/15/2033	5,192	5,414
	Edison International 5.25% 3/15/2032	7,585	7,508
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[7]	10,000	9,772
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	9,825	11,107
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,12]	350	353
	Eversource Energy 5.50% 1/1/2034	10,697	10,620
	Florida Power & Light Co. 5.05% 4/1/2028	8,525	8,610
	Florida Power & Light Co. 5.10% 4/1/2033	9,168	9,113
	Florida Power & Light Co. 5.30% 6/15/2034	3,700	3,713
	Florida Power & Light Co. 5.30% 4/1/2053	5,391	5,141
	Georgia Power Co. 4.95% 5/17/2033	3,882	3,803
	Pacific Gas and Electric Co. 3.15% 1/1/2026	104	102
	Pacific Gas and Electric Co. 2.95% 3/1/2026	355	347
	Pacific Gas and Electric Co. 3.00% 6/15/2028	11,450	10,733
	Pacific Gas and Electric Co. 4.65% 8/1/2028	141	139
	Pacific Gas and Electric Co. 4.55% 7/1/2030	10,477	10,147
	Pacific Gas and Electric Co. 2.50% 2/1/2031	12,050	10,311
	Pacific Gas and Electric Co. 3.25% 6/1/2031	18,708	16,614
	Pacific Gas and Electric Co. 6.40% 6/15/2033	22,961	24,216
	Pacific Gas and Electric Co. 5.80% 5/15/2034	1,094	1,119
	Pacific Gas and Electric Co. 4.95% 7/1/2050	34,339	29,860
	Pacific Gas and Electric Co. 3.50% 8/1/2050	23,925	16,410
	Pacific Gas and Electric Co. 5.90% 10/1/2054	17,525	17,309
	PacifiCorp 5.45% 2/15/2034	19,861	19,745

American Funds Strategic Bond Fund	23

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	PacifiCorp 3.30% 3/15/2051	USD1,750	$1,138
	PacifiCorp 2.90% 6/15/2052	608	362
	PacifiCorp 5.35% 12/1/2053	13,244	12,189
	PacifiCorp 5.50% 5/15/2054	24,026	22,480
	PacifiCorp 5.80% 1/15/2055	10,000	9,729
	PG&E Corp. 5.00% 7/1/2028	1,995	1,951
	PG&E Corp. 5.25% 7/1/2030	1,485	1,455
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[7]	16,725	17,206
	Public Service Company of Colorado 2.70% 1/15/2051	1,794	1,067
	Public Service Electric and Gas Co. 4.85% 8/1/2034	5,303	5,160
	SMC Global Power Holdings Corp. 5.95% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.796% on 5/5/2025)[7]	500	501
	SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025)[7]	600	600
	Southern California Edison Co. 2.85% 8/1/2029	1,100	1,005
	Southern California Edison Co. 5.45% 6/1/2031	3,929	3,995
	Southern California Edison Co. 2.75% 2/1/2032	12,971	11,083
	Southern California Edison Co. 3.65% 2/1/2050	930	665
	Southern California Edison Co. 2.95% 2/1/2051	1,005	633
	Southern California Edison Co. 3.45% 2/1/2052	22,682	15,356
	Talen Energy Supply, LLC 8.625% 6/1/2030[6]	12,341	13,161
	Virginia Electric & Power 2.30% 11/15/2031	1,763	1,475
	Virginia Electric & Power 2.40% 3/30/2032	6,100	5,095
	Virginia Electric & Power 2.45% 12/15/2050	8,041	4,532
	Wisconsin Electric Power Co. 4.60% 10/1/2034	1,450	1,382
	Wisconsin Electric Power Co. 5.05% 10/1/2054	75	68
	Xcel Energy, Inc. 4.60% 6/1/2032	2,493	2,374
	Xcel Energy, Inc. 5.45% 8/15/2033	6,338	6,291
	Xcel Energy, Inc. 3.50% 12/1/2049	885	611
	YPF Energia Electrica SA 7.875% 10/16/2032[6]	11,150	11,038
			454,438

Materials 1.93%
	Anglo American Capital PLC 5.375% 4/1/2025[6]	919	920
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[6]	2,300	1,978
	Ball Corp. 2.875% 8/15/2030	14,060	12,044
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,431	4,355
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	22,008	22,128
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	5,284	5,165
	Braskem Idesa SAPI 7.45% 11/15/2029	13,000	10,358
	Braskem Idesa SAPI 6.99% 2/20/2032[6]	13,676	10,066
	Braskem Idesa SAPI 6.99% 2/20/2032	3,618	2,663
	Braskem Netherlands Finance BV 4.50% 1/10/2028	4,397	4,026
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	8,660	8,689
	Braskem Netherlands Finance BV 8.50% 1/12/2031	2,603	2,612
	Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	7,945	7,352
	Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	2,776
	Braskem Netherlands Finance BV 8.00% 10/15/2034[6]	12,300	11,740
	Celanese US Holdings, LLC 6.60% 11/15/2028	12,754	13,071
	Celanese US Holdings, LLC 6.95% 11/15/2033	13,921	14,455
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[6]	10,000	9,904
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[6]	10,000	9,834
	Consolidated Energy Finance SA 6.50% 5/15/2026[6]	785	773
	Consolidated Energy Finance SA 12.00% 2/15/2031[6]	18,000	17,301
	CVR Partners, LP 6.125% 6/15/2028[6]	5,290	5,154
	Dow Chemical Co. (The) 5.15% 2/15/2034	9,756	9,546
	Dow Chemical Co. (The) 5.55% 11/30/2048	1,755	1,648
	Dow Chemical Co. (The) 6.90% 5/15/2053	768	846
	Dow Chemical Co. (The) 5.60% 2/15/2054	6,224	5,892
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	6,500	6,493
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	11,200	11,925
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	13,721	13,121
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	8,422	8,105
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[6]	15,800	13,425
	LYB International Finance III, LLC 5.50% 3/1/2034	1,524	1,496
	LYB International Finance III, LLC 4.20% 5/1/2050	2,800	2,091

24	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	LYB International Finance III, LLC 3.625% 4/1/2051	USD8,366	$5,624
	Magnera Corp. 7.25% 11/15/2031[6]	12,000	11,730
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[6]	12,605	12,757
	Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027[6]	4,375	4,469
	Mineral Resources, Ltd. 9.25% 10/1/2028[6]	8,230	8,645
	NOVA Chemicals Corp. 4.25% 5/15/2029[6]	10,000	9,054
	NOVA Chemicals Corp. 9.00% 2/15/2030[6]	6,005	6,342
	OCI NV 6.70% 3/16/2033[6]	11,039	11,135
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[6]	5,555	5,318
	PT Krakatau Posco 6.375% 6/11/2029	15,000	14,996
	Sasol Financing USA, LLC 8.75% 5/3/2029[6]	21,000	21,336
	Vale Overseas, Ltd. 6.40% 6/28/2054	3,147	3,097
	Veritiv Operating Co. 10.50% 11/30/2030[6]	2,165	2,334
			368,789

Information technology 1.77%
	Accenture Capital, Inc. 4.25% 10/4/2031	5,419	5,209
	Accenture Capital, Inc. 4.50% 10/4/2034	10,392	9,880
	Acuris Finance US, Inc. 9.00% 8/1/2029[6]	16,675	16,010
	Amphenol Corp. 5.00% 1/15/2035	13,976	13,650
	Amphenol Corp. 5.375% 11/15/2054	6,675	6,351
	Analog Devices, Inc. 1.70% 10/1/2028	6,752	6,063
	Analog Devices, Inc. 2.10% 10/1/2031	14,325	12,004
	Analog Devices, Inc. 5.05% 4/1/2034	1,512	1,511
	Analog Devices, Inc. 5.30% 4/1/2054	548	523
	Broadcom, Inc. 5.15% 11/15/2031	8,371	8,428
	Broadcom, Inc. 4.55% 2/15/2032	13,771	13,321
	Broadcom, Inc. 3.419% 4/15/2033[6]	8,000	7,007
	Broadcom, Inc. 3.469% 4/15/2034[6]	2,727	2,365
	Broadcom, Inc. 4.80% 10/15/2034	13,863	13,384
	Broadcom, Inc. 3.187% 11/15/2036[6]	5,996	4,833
	Cisco Systems, Inc. 4.95% 2/26/2031	4,296	4,312
	Cisco Systems, Inc. 5.05% 2/26/2034	28,839	28,747
	Cisco Systems, Inc. 5.30% 2/26/2054	2,050	1,994
	Cloud Software Group, Inc. 9.00% 9/30/2029[6]	14,175	14,409
	Cloud Software Group, Inc. 8.25% 6/30/2032[6]	20,010	20,650
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[5,9]	8,060	8,095
	CommScope, LLC 7.125% 7/1/2028[6]	2,162	1,905
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[6]	11,875	12,220
	Entegris, Inc. 4.75% 4/15/2029[6]	9,885	9,474
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[5,9,11]	2,893	2,911
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[5,9,11]	208	209
	Helios Software Holdings, Inc. 8.75% 5/1/2029[6]	16,850	17,309
	ION Trading Technologies SARL 9.50% 5/30/2029[6]	14,210	14,930
	Microchip Technology, Inc. 5.05% 2/15/2030	6,160	6,119
	NCR Atleos Corp. 9.50% 4/1/2029[6]	14,074	15,260
	Oracle Corp. 4.70% 9/27/2034	2,968	2,814
	Oracle Corp. 3.60% 4/1/2050	5,000	3,506
	Oracle Corp. 3.95% 3/25/2051	4,145	3,074
	Oracle Corp. 5.375% 9/27/2054	1,053	971
	Roper Technologies, Inc. 4.90% 10/15/2034	16,164	15,555
	ServiceNow, Inc. 1.40% 9/1/2030	5,590	4,647
	Texas Instruments, Inc. 4.85% 2/8/2034	5,997	5,900
	UKG, Inc. 6.875% 2/1/2031[6]	7,850	7,973
	Unisys Corp. 6.875% 11/1/2027[6]	2,675	2,610
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[7,8,10,11]	12,155	12,246
			338,379

American Funds Strategic Bond Fund	25

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 1.64%
	7-Eleven, Inc. 0.95% 2/10/2026[6]	USD6,625	$6,340
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	5,730	5,221
	Anheuser-Busch Companies, LLC 4.70% 2/1/2036	4,373	4,152
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	4,827	4,773
	BAT Capital Corp. 2.726% 3/25/2031	5,000	4,317
	BAT Capital Corp. 4.742% 3/16/2032	10,000	9,628
	BAT Capital Corp. 6.421% 8/2/2033	5,707	6,035
	BAT Capital Corp. 6.00% 2/20/2034	15,000	15,418
	BAT Capital Corp. 5.65% 3/16/2052	4,750	4,358
	BAT Capital Corp. 7.081% 8/2/2053	11,800	12,958
	Campbells Co. (The) 5.25% 10/13/2054	1,956	1,769
	Campbell’s Co. (The) 5.40% 3/21/2034	16,733	16,660
	Campbell’s Co. (The) 4.75% 3/23/2035	16,334	15,410
	Coca-Cola Co. 5.00% 5/13/2034	4,545	4,548
	Coca-Cola Co. 4.65% 8/14/2034	4,520	4,398
	Coca-Cola Co. 5.30% 5/13/2054	533	515
	Coca-Cola Co. 5.20% 1/14/2055	5,751	5,466
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	3,531	3,559
	Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,409
	Constellation Brands, Inc. 4.75% 5/9/2032	6,096	5,867
	Estée Lauder Companies, Inc. (The) 4.65% 5/15/2033	3,511	3,354
	H.J. Heinz Co. 3.00% 6/1/2026	2,567	2,507
	H.J. Heinz Co. 3.875% 5/15/2027	2,236	2,192
	Imperial Brands Finance PLC 5.875% 7/1/2034[6]	20,000	19,944
	Kroger Co. 5.00% 9/15/2034	1,007	976
	Kroger Co. 5.50% 9/15/2054	6,261	5,904
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[6]	5,860	5,595
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[6]	7,975	7,349
	Minerva Luxembourg SA 8.875% 9/13/2033[6]	10,745	11,158
	Philip Morris International, Inc. 5.125% 11/17/2027	16,032	16,229
	Philip Morris International, Inc. 5.75% 11/17/2032	1,634	1,681
	Philip Morris International, Inc. 5.625% 9/7/2033	15,138	15,386
	Philip Morris International, Inc. 5.25% 2/13/2034	9,950	9,839
	Philip Morris International, Inc. 4.90% 11/1/2034	21,820	20,979
	Post Holdings, Inc. 5.50% 12/15/2029[6]	4,000	3,875
	Post Holdings, Inc. 4.625% 4/15/2030[6]	4,000	3,693
	Post Holdings, Inc. 4.50% 9/15/2031[6]	10,920	9,792
	Post Holdings, Inc. 6.375% 3/1/2033[6]	25,000	24,534
	Target Corp. 4.50% 9/15/2034	5,419	5,154
			312,942

Real estate 1.25%
	Boston Properties, LP 6.50% 1/15/2034	11,823	12,397
	Boston Properties, LP 5.75% 1/15/2035	18,868	18,510
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	4,075	3,521
	Crown Castle, Inc. 5.00% 1/11/2028	1,877	1,876
	Crown Castle, Inc. 5.80% 3/1/2034	17,123	17,454
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	1,364	1,370
	Equinix, Inc. 2.90% 11/18/2026	883	853
	Equinix, Inc. 3.40% 2/15/2052	4,370	2,976
	ERP Operating, LP 4.65% 9/15/2034	1,376	1,306
	FibraSOMA 4.375% 7/22/2031[6]	7,079	5,944
	GLP Capital, LP 4.00% 1/15/2030	2,000	1,864
	Hudson Pacific Properties, LP 4.65% 4/1/2029	182	137
	Hudson Pacific Properties, LP 3.25% 1/15/2030	3,818	2,602
	Iron Mountain, Inc. 5.00% 7/15/2028[6]	4,000	3,869
	Iron Mountain, Inc. 6.25% 1/15/2033[6]	3,465	3,453
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	5,095	4,627
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	940	833
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,590	4,913
	Kilroy Realty, LP 6.25% 1/15/2036	10,775	10,697
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]	2,755	2,835
	Mid-America Apartments, LP 4.95% 3/1/2035	2,500	2,410
	MPT Operating Partnership, LP 5.25% 8/1/2026	2,000	1,843
	MPT Operating Partnership, LP 5.00% 10/15/2027	2,055	1,735
	Prologis, LP 5.00% 3/15/2034	4,575	4,470
	Prologis, LP 5.00% 1/31/2035	5,147	5,018

26	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Prologis, LP 5.25% 3/15/2054	USD865	$808
	Public Storage Operating Co. 5.35% 8/1/2053	10,690	10,172
	Service Properties Trust 4.75% 10/1/2026	2,295	2,173
	Service Properties Trust 4.95% 2/15/2027	6,850	6,408
	Service Properties Trust 3.95% 1/15/2028	1,650	1,384
	Service Properties Trust 8.375% 6/15/2029	9,390	9,087
	Service Properties Trust 4.95% 10/1/2029	10,520	8,379
	Service Properties Trust 4.375% 2/15/2030	7,365	5,573
	Service Properties Trust 8.625% 11/15/2031[6]	5,145	5,377
	Service Properties Trust 8.875% 6/15/2032	5,930	5,494
	Simon Property Group, LP 4.75% 9/26/2034	5,055	4,791
	Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,784
	Sun Communities Operating, LP 2.70% 7/15/2031	14,919	12,553
	Sun Communities Operating, LP 4.20% 4/15/2032	18,016	16,459
	VICI Properties, LP 3.75% 2/15/2027[6]	955	927
	VICI Properties, LP 3.875% 2/15/2029[6]	6,800	6,413
	VICI Properties, LP 4.125% 8/15/2030[6]	2,645	2,460
	VICI Properties, LP 5.125% 5/15/2032	19,250	18,757
			238,512
	Total corporate bonds, notes & loans		6,560,495
U.S. Treasury bonds & notes 12.14%
U.S. Treasury 8.42%
	U.S. Treasury 3.875% 4/30/2025	1,978	1,975
	U.S. Treasury 4.25% 1/31/2026	1,881	1,882
	U.S. Treasury 1.875% 6/30/2026	566	547
	U.S. Treasury 0.875% 9/30/2026	2,093	1,976
	U.S. Treasury 1.625% 9/30/2026	385	368
	U.S. Treasury 1.75% 12/31/2026	24,924	23,756
	U.S. Treasury 4.00% 1/15/2027	20,023	19,932
	U.S. Treasury 3.375% 9/15/2027	5,893	5,761
	U.S. Treasury 4.125% 10/31/2027	1,908	1,901
	U.S. Treasury 4.00% 12/15/2027	14,117	14,011
	U.S. Treasury 3.625% 3/31/2028	6,311	6,183
	U.S. Treasury 4.875% 10/31/2028	2,631	2,679
	U.S. Treasury 3.125% 11/15/2028	205	196
	U.S. Treasury 4.375% 11/30/2028	2,439	2,441
	U.S. Treasury 3.75% 12/31/2028	23,606	23,085
	U.S. Treasury 4.00% 1/31/2029	19,971	19,705
	U.S. Treasury 1.875% 2/28/2029	47,310	42,873
	U.S. Treasury 4.25% 2/28/2029	28,146	28,025
	U.S. Treasury 4.125% 3/31/2029	5,593	5,540
	U.S. Treasury 4.625% 4/30/2029	19,548	19,745
	U.S. Treasury 4.00% 7/31/2029	205	202
	U.S. Treasury 3.50% 9/30/2029	4,560	4,390
	U.S. Treasury 4.125% 10/31/2029	142	140
	U.S. Treasury 4.125% 11/30/2029	190	188
	U.S. Treasury 4.375% 12/31/2029	17,877	17,872
	U.S. Treasury 1.375% 11/15/2031	4,248	3,473
	U.S. Treasury 4.50% 12/31/2031	11,176	11,218
	U.S. Treasury 2.875% 5/15/2032	367	329
	U.S. Treasury 2.75% 8/15/2032	3,174	2,817
	U.S. Treasury 4.125% 11/15/2032	17,130	16,718
	U.S. Treasury 4.00% 2/15/2034	29,260	28,036
	U.S. Treasury 4.375% 5/15/2034	3,301	3,252
	U.S. Treasury 3.875% 8/15/2034	2,573	2,435
	U.S. Treasury 4.25% 11/15/2034	46,319	45,143
	U.S. Treasury 4.375% 11/15/2039	40,700	39,056
	U.S. Treasury 1.125% 8/15/2040	45,000	26,884
	U.S. Treasury 1.875% 2/15/2041[3]	176,283	118,248
	U.S. Treasury 2.25% 5/15/2041	98,018	69,654
	U.S. Treasury 2.75% 11/15/2042	50,082	37,460
	U.S. Treasury 3.875% 2/15/2043	1,690	1,493
	U.S. Treasury 4.375% 8/15/2043	1,867	1,758
	U.S. Treasury 4.75% 11/15/2043	20,623	20,381
	U.S. Treasury 4.50% 2/15/2044	1,315	1,256
	U.S. Treasury 4.625% 5/15/2044	422	410

American Funds Strategic Bond Fund	27

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.125% 8/15/2044	USD6,233	$5,647
	U.S. Treasury 1.375% 8/15/2050[3]	29,660	14,492
	U.S. Treasury 1.625% 11/15/2050[3]	66,000	34,485
	U.S. Treasury 2.375% 5/15/2051	77,828	49,018
	U.S. Treasury 3.625% 2/15/2053	15,719	12,792
	U.S. Treasury 4.75% 11/15/2053	13,637	13,513
	U.S. Treasury 4.25% 2/15/2054[3]	435,915	398,351
	U.S. Treasury 4.625% 5/15/2054	15,499	15,087
	U.S. Treasury 4.25% 8/15/2054[3]	424,977	388,887
			1,607,666

U.S. Treasury inflation-protected securities 3.72%
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]	51,645	51,359
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[3,13]	385,283	373,581
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[13]	4,005	2,338
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3,13]	406,218	223,772
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[13]	63,438	58,781
			709,831
	Total U.S. Treasury bonds & notes		2,317,497
Asset-backed obligations 5.44%
	AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.268% 4/15/2034[1,5,6]	1,500	1,508
	AB BSL CLO, Ltd., Series 2023-4, Class A, (3-month USD CME Term SOFR + 2.00%) 6.617% 4/20/2036[1,5,6]	2,000	2,008
	AB BSL CLO, Ltd., Series 2023-4, Class B, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2036[1,5,6]	500	502
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,6]	3	3
	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031[1,6]	625	626
	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[1,6]	374	375
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,6]	450	450
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,6]	904	900
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	849	856
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	834	840
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	272	273
	AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.626% 7/25/2036[1,5,6]	30,950	31,025
	Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.147% 1/19/2033[1,5,6]	1,500	1,508
	American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,6]	139	140
	American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,6]	648	655
	American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,6]	10,645	10,654
	American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,6]	548	551
	American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,6]	878	885
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,6]	2,398	2,454
	American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,6]	592	596
	American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[1,6]	102	102
	American Money Management Corp., Series 2016-18, Class BR, (3-month USD CME Term SOFR + 1.862%) 6.383% 5/26/2031[1,5,6]	1,000	1,004
	American Money Management Corp., CLO, Series 2022-25A, Class DR, (3-month USD CME Term SOFR + 3.25%) 7.906% 4/15/2035[1,5,6]	1,143	1,146
	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 9/18/2026[1]	7,032	6,958
	Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 9.817% 4/26/2036[1,5,6]	800	809
	ARES CLO, Ltd., Series 2018-28RA, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.486% 10/17/2030[1,5,6]	2,000	2,003
	ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 6.37% 10/28/2034[1,5,6]	2,579	2,579

28	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,6]	USD2,132	$2,118
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029[1,6]	7,000	6,958
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class B, 2.65% 3/20/2026[1,6]	213	212
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,6]	5,911	6,003
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.044% 1/18/2035[1,5,6]	1,500	1,501
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 9.885% 7/24/2036[1,5,6]	500	511
Ballyrock, Ltd., CLO, Series 2018-1, Class C, (3-month USD CME Term SOFR + 3.412%) 8.029% 4/20/2031[1,5,6]	3,275	3,297
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,6]	4,106	4,080
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,6]	7,500	7,446
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,6]	4,000	3,807
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	144	144
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	7,800	7,561
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034[1,6]	8,400	7,760
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 6.429% 7/20/2033[1,5,6]	3,500	3,508
Battalion CLO, Ltd., Series 2021-17A, Class D, (3-month USD CME Term SOFR + 3.512%) 8.129% 3/9/2034[1,5,6]	1,000	994
Battalion CLO, Ltd., Series 2017-11A, Class BR, (3-month USD CME Term SOFR + 1.982%) 6.616% 4/24/2034[1,5,6]	1,000	1,000
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.756% 1/15/2033[1,5,6]	989	991
Benefit Street Partners CLO, Ltd., Series 2019-19, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.756% 1/15/2033[1,5,6]	1,500	1,508
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.817% 7/20/2035[1,5,6]	41,465	41,744
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	1,353	1,230
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,6]	100	100
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 7.079% 10/20/2030[1,5,6]	700	700
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,6]	605	612
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,6]	2,166	2,183
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	160	161
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	295	298
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	572	580
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[1]	8,644	8,721
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,6]	5,960	5,897
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	572	581
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	868	883
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030[1,6]	500	494
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	7,042	6,276
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	1,355	1,281
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	3,854	3,767
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	597	536
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]	97	94
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	4,456	4,227
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,6]	15,188	15,196
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,6]	2,905	2,894
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,6]	1,530	1,536
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030[1,6]	1,735	1,699

American Funds Strategic Bond Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CIFC Funding, Ltd., CLO, Series 2019-5A, Class A1R1, (3-month USD CME Term SOFR + 1.402%) 6.058% 1/15/2035[1,5,6]	USD500	$501
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,6]	604	563
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,6]	1,129	1,053
Cook Park CLO, Ltd., Series 2018-1A, Class B, (3-month USD CME Term SOFR + 1.662%) 6.309% 4/17/2030[1,5,6]	500	500
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	100	101
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,6]	351	352
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,6]	526	536
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,6]	689	699
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,6]	622	638
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,6]	188	188
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,6]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,6]	100	102
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,6]	1,013	1,029
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,6]	4,000	4,436
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,6]	2,700	2,789
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,6]	3,625	3,708
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,6]	3,000	3,010
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,6]	212	218
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,6]	245	255
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,6]	6,053	6,106
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,6]	1,438	1,457
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[1]	5,981	6,000
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	16,134	16,349
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 6.506% 10/15/2036[1,5,6]	1,667	1,680
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.056% 10/15/2036[1,5,6]	1,714	1,723
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[1]	3,035	3,039
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	6,259	6,285
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	5,477	5,520
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029[1]	474	471
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	703	707
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032[1]	464	460
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94% 5/17/2032[1]	1,065	1,046
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,6]	400	402
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,6]	1,125	1,143
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	524	533
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	541	558
Dryden Senior Loan Fund, CLO, Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 7.717% 4/20/2035[1,5,6]	300	295
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	2,492	2,273
Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.72% 4/15/2027[1]	73	73
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	105	105
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	180	180
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31% 10/15/2027[1]	695	698
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	1,422	1,437
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	125	127
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	1,165	1,161
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	327	329
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028[1]	695	707
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[1]	316	320
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	430	448
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	226	232
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	1,360	1,377
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	725	739
Exeter Automobile Receivables Trust, Series 2023-4A, Class D, 6.95% 12/17/2029[1]	991	1,019
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	1,834	1,852
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	339	342
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	1,644	1,659
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030[1,6]	6,737	7,667
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,6]	3,697	3,985
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[1]	5,589	5,641
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,6]	2,028	2,200
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031[1,6]	2,408	2,572
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031[1,6]	4,052	4,341

30	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,6]	USD4,029	$4,115
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,6]	1,154	1,182
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,6]	10,020	10,131
Exeter Automobile Receivables Trust, Series 2024-5, Class E, 7.22% 5/17/2032[1,6]	3,553	3,532
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	9,664	9,423
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	214	216
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	99	100
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	67	66
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030[1]	2,967	2,919
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[1,6]	1,980	1,928
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.472% 10/20/2032[1,5,6]	1,750	1,750
Fortress Credit BSL, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.322% 10/20/2032[1,5,6]	2,120	2,120
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	3,495	3,148
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	199	177
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,6]	1,230	1,184
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,6]	2,402	2,263
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,6]	1,238	1,178
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	989	997
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	122	124
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	110	112
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,6]	633	640
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,6]	610	617
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,6]	1,900	2,018
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,6]	1,430	1,534
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,6]	1,170	1,195
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[1,6]	2,010	2,015
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030[1,6]	850	857
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030[1,6]	1,000	1,010
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030[1,6]	153	150
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030[1,6]	67	66
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031[1,6]	75	73
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,6]	27,598	27,315
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A4, 4.44% 4/16/2030[1]	1,934	1,922
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class B, 4.67% 5/16/2030[1]	1,832	1,823
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 6.357% 1/25/2031[1,5,6]	307	307
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 6.377% 10/25/2034[1,5,6]	3,420	3,430
HalseyPoint CLO, Ltd., Series 2023-7, Class B, (3-month USD CME Term SOFR + 2.95%) 7.567% 7/20/2036[1,5,6]	1,500	1,510
Harbor Park CLO, Ltd., Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.779% 1/20/2031[1,5,6]	400	400
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	20,116	20,116
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,6]	3,493	3,466
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	4,450	4,491
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,6]	6,036	5,629
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	14,209	13,100
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[1,6]	1,250	1,261
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	10,573	9,932
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	3,950	3,721
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	2,477	2,333
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,6]	1,690	1,703
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029[1,6]	941	946
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029[1,6]	569	574
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,6]	2,895	2,916
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,6]	2,250	2,237
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,6]	9,068	8,810
Huntington National Bank (The), Series 2024-2, Class B1, 5.44% 10/20/2032[1,6]	1,702	1,704
Invitation Homes Trust, Series 2024-SFR1, Class D, 4.25% 9/17/2041[1,6]	435	396
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041[1,6]	2,038	1,767
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041[1,6]	1,161	1,053

American Funds Strategic Bond Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.618% 7/14/2031[1,5,6]	USD500	$500
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 6.471% 7/25/2034[1,5,6]	740	740
Jamestown CLO, Ltd., Series 2021-16A, Class DR, (3-month USD CME Term SOFR + 3.05%) 7.571% 7/25/2034[1,5,6]	1,000	1,000
Jamestown CLO, Ltd., Series 2019-14, Class A2R, (3-month USD CME Term SOFR + 2.012%) 6.629% 10/20/2034[1,5,6]	1,700	1,701
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]	27	27
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	6,763	6,780
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,6]	207	210
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	510	513
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	586	596
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,127	1,135
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	493	504
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,6]	447	450
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,6]	541	547
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[1,6]	446	441
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[1,6]	161	159
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	656	670
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,6]	219	225
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	334	346
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	1,712	1,733
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,6]	333	337
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,6]	149	152
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[1,6]	97	96
Marble Point CLO XIX, Ltd., Series 2020-3, Class DR, (3-month USD CME Term SOFR + 4.00%) 8.617% 1/19/2034[1,5,6]	1,500	1,507
Marble Point CLO XXIII, Ltd., Series 2021-4, Class C1, (3-month USD CME Term SOFR + 2.862%) 7.493% 1/22/2035[1,5,6]	435	435
Marble Point CLO, Ltd., Series 2019-1A, Class DR2, (3-month USD CME Term SOFR + 3.00%) 7.491% 7/23/2032[1,5,6]	1,930	1,930
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 8.279% 11/16/2034[1,5,6]	1,000	1,003
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	822	830
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,6]	1,087	1,101
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,6]	1,639	1,653
Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,6]	7,000	7,109
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,6]	5,000	5,095
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,6]	5,000	5,079
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,6]	322	324
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,6]	318	320
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,6]	5,000	5,076
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	5,354	4,927
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,6]	3,651	3,369
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,6]	5,313	4,410
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,6]	11,333	9,454
Neuberger Berman CLO, Ltd., Series 2015-20A, Class ARR, (3-month USD CME Term SOFR + 1.422%) 6.078% 7/15/2034[1,5,6]	1,000	1,002
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	45,059	41,587
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,6]	6,036	5,429
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2035[1,5,6]	250	250
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[1,5,6]	3,746	3,746
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.938% 4/10/2033[1,5,6]	3,285	3,294
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 9.997% 7/16/2036[1,5,6]	500	512
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,6]	1,122	1,153
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,6]	10,643	10,757
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,6]	652	665
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,6]	474	489
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,6]	427	419

32	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,6]	USD100	$99
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,6]	283	283
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,6]	2,357	2,283
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,6]	1,791	1,740
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,6]	1,000	993
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.876% 10/25/2036[1,5,6]	1,400	1,414
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.776% 10/25/2036[1,5,6]	1,703	1,737
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.706% 4/15/2030[1,5,6]	496	496
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.95% 1/15/2033[1,5,6]	1,608	1,608
Park Avenue Institutional Advisers CLO, Series 2017-AR, Class A2R, (3-month USD CME Term SOFR + 1.812%) 6.328% 2/14/2034[1,5,6]	1,000	1,001
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	7,728	7,715
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 6.567% 4/20/2036[1,5,6]	3,000	3,010
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 7.917% 4/20/2036[1,5,6]	214	215
Pikes Peak CLO, Series 2023-14, Class D, (3-month USD CME Term SOFR + 5.45%) 10.067% 4/20/2036[1,5,6]	500	505
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,6]	418	421
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.097% 9/15/2039[1,5,6]	170	171
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,6]	569	559
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[1,6]	10,193	10,218
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[1,6]	7,025	7,037
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 7.447% 4/16/2037[1,5,6]	1,000	1,008
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,6]	235	237
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,6]	421	427
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030[1,6]	2,000	2,132
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,6]	682	696
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.702% 7/25/2051[1,5,6]	505	504
RAD CLO, Ltd., Series 2019-4, Class DR, (3-month USD CME Term SOFR + 3.25%) 7.876% 4/25/2032[1,5,6]	1,000	1,002
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 9.617% 7/20/2036[1,5,6]	870	884
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.247% 4/17/2036[1,5,6]	3,500	3,503
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,6]	24	24
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031[1,6]	1,461	1,468
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,6]	563	566
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.029% 1/20/2035[1,5,6]	800	801
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,6]	3,137	3,140
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,6]	7,757	7,796
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 7.879% 7/20/2034[1,5,6]	1,191	1,194
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.292%) 5.909% 4/20/2031[1,5,6]	199	200
RRAM, CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 6.038% 4/15/2036[1,5,6]	1,500	1,503
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 1/15/2027[1]	961	959
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	1,024	1,024
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	1,532	1,533
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	9,977	10,008
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	3,626	3,649
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]	3,071	3,070
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	531	534
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	118	119
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	5,972	6,135
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,6]	1,171	1,171

American Funds Strategic Bond Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[1,6]	USD30,991	$31,033
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A4, 4.60% 11/20/2031[1,6]	4,135	4,121
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031[1,6]	2,770	2,749
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[1,6]	18,841	18,516
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052[1,6]	455	470
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,6]	1,335	1,196
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,6]	1,335	1,196
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,6]	2,106	2,225
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,6]	3,110	2,936
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,6]	3,735	3,598
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,6]	7,896	8,134
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,6]	5,000	5,011
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,6]	3,000	2,996
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	5,878	5,377
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	1,975	1,890
Stellar Jay Ireland Dac, Series 2021-1, Class B, 5.926% 10/15/2041[1,6]	10,720	10,337
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	7,272	6,991
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	464	445
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,6]	4,391	4,144
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,6]	11,514	11,237
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,6]	13,248	12,912
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[1,6]	13,374	13,109
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	1,972	1,891
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.367% 4/20/2036[1,5,6]	667	668
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	11,791	11,960
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,6]	415	389
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,6]	1,148	1,124
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,6]	2,432	2,278
TICP CLO, Ltd., Series 2018-12, Class DR, (3-month USD CME Term SOFR + 3.562%) 8.218% 7/15/2034[1,5,6]	1,000	1,006
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.326% 1/25/2036[1,5,6]	29,000	29,047
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.996% 4/25/2033[1,5,6]	9,968	9,975
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.226% 4/25/2033[1,5,6]	1,500	1,500
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 10.807% 7/20/2036[1,5,6]	500	511
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	881	803
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,6]	3,171	2,960
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	463	413
Trysail CLO, Ltd., Series 2021-1, Class C, (3-month USD CME Term SOFR + 2.662%) 7.279% 7/20/2032[1,5,6]	1,500	1,503
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027[1,6]	1,463	1,476
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029[1,6]	1,560	1,583
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,6]	4,000	4,103
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.712% 1/20/2037[1,5,6]	20,000	20,000
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,6]	210	213
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2034[1,5,6]	897	901
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 8.367% 4/20/2034[1,5,6]	3,287	3,298
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 7.456% 4/15/2036[1,5,6]	1,000	1,003
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 7.006% 10/15/2031[1,5,6]	2,000	2,003
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,6]	72	73
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,6]	496	500
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,6]	1,606	1,623
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,6]	212	213
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,6]	412	416
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	483	491

34	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,6]	USD1,207	$1,238
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,6]	521	527
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	269	276
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,6]	700	713
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,6]	4,470	4,507
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.126% 4/25/2036[1,5,6]	750	752
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.126% 4/25/2036[1,5,6]	500	504
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[1]	8,594	8,570
		1,038,451
Bonds & notes of governments & government agencies outside the U.S. 5.19%
Angola (Republic of) 9.50% 11/12/2025	5,570	5,591
Angola (Republic of) 8.00% 11/26/2029	6,000	5,380
Argentine Republic 1.00% 7/9/2029	161	131
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[7]	16,951	11,283
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[6]	25,000	24,876
Brazil (Federative Republic of) 6.00% 8/15/2040[13]	BRL58,418	8,363
Brazil (Federative Republic of) 6.00% 8/15/2050[13]	1,075,885	145,620
Brazil (Federative Republic of) 6.00% 5/15/2055[13]	9,612	1,293
Brazil (Federative Republic of) 6.00% 8/15/2060[13]	58,418	7,772
Chile (Republic of) 4.34% 3/7/2042	USD3,565	2,998
Chile (Republic of) 3.10% 1/22/2061	21,959	12,997
Colombia (Republic of) 3.00% 1/30/2030	5,422	4,504
Colombia (Republic of) 3.125% 4/15/2031	3,297	2,628
Colombia (Republic of) 8.00% 4/20/2033	22,365	22,907
Colombia (Republic of) 7.50% 2/2/2034	7,660	7,557
Colombia (Republic of) 8.00% 11/14/2035	11,970	12,066
Colombia (Republic of) 7.75% 11/7/2036	9,645	9,446
Colombia (Republic of) 5.625% 2/26/2044	200	148
Colombia (Republic of) 5.00% 6/15/2045	7,341	4,970
Colombia (Republic of) 5.20% 5/15/2049	1,279	862
Colombia (Republic of) 8.375% 11/7/2054	18,090	17,582
Egypt (Arab Republic of) 5.80% 9/30/2027	2,110	1,979
Egypt (Arab Republic of) 7.60% 3/1/2029	695	675
Egypt (Arab Republic of) 5.875% 2/16/2031	3,325	2,781
Egypt (Arab Republic of) 8.50% 1/31/2047	1,170	911
Egypt (Arab Republic of) 7.903% 2/21/2048	605	445
Egypt (Arab Republic of) 8.70% 3/1/2049	1,840	1,450
Egypt (Arab Republic of) 8.15% 11/20/2059	25,335	18,711
Egypt (Arab Republic of) 7.50% 2/16/2061	920	633
European Investment Bank 0.625% 10/21/2027	15,310	13,833
Gabonese Republic 7.00% 11/24/2031[6]	10,000	7,460
Ghana (Republic of) 3.35% PIK and 5.00% Cash 2/16/2027[10]	GHS21,849	1,109
Ghana (Republic of) 3.50% PIK and 5.00% Cash 2/15/2028[10]	21,897	972
Ghana (Republic of) 3.65% PIK and 5.00% Cash 2/13/2029[10]	21,151	838
Ghana (Republic of) 3.80% PIK and 5.00% Cash 2/12/2030[10]	21,198	761
Ghana (Republic of) 3.95% PIK and 5.00% Cash 2/11/2031[10]	20,125	669
Ghana (Republic of) 4.10% PIK and 5.00% Cash 2/10/2032[10]	20,170	632
Ghana (Republic of) 4.25% PIK and 5.00% Cash 2/8/2033[10]	20,214	595
Ghana (Republic of) 4.40% PIK and 5.00% Cash 2/7/2034[10]	9,012	257
Ghana (Republic of) 4.55% PIK and 5.00% Cash 2/6/2035[10]	9,032	252
Ghana (Republic of) 4.70% PIK and 5.00% Cash 2/5/2036[10]	9,052	249
Ghana (Republic of) 4.85% PIK and 5.00% Cash 2/3/2037[10]	9,072	248
Ghana (Republic of) 5.00% 2/2/2038[10]	9,092	248
Greece (Hellenic Republic of) 3.375% 2/15/2025	EUR1,480	1,535
Honduras (Republic of) 6.25% 1/19/2027	USD2,524	2,454
Honduras (Republic of) 5.625% 6/24/2030	4,994	4,475
India (Republic of) 7.88% 3/19/2030	INR333,000	4,089
India (Republic of) 7.61% 5/9/2030	367,000	4,452
Inter-American Development Bank 0.625% 7/15/2025	USD13,000	12,745
Japan, Series 20, 0.10% 3/10/2025[13]	JPY556,000	3,555
Japan, Series 84, 2.10% 9/20/2054	32,356,250	199,136
Japan Bank for International Cooperation 1.25% 1/21/2031	USD11,352	9,308
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[6]	1,420	1,305

American Funds Strategic Bond Fund	35

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Mozambique (Republic of) 9.00% 9/15/2031	USD30,000	$23,622
	OMERS Finance Trust 3.50% 4/19/2032[6]	20,000	18,176
	OMERS Finance Trust 4.00% 4/19/2052[6]	20,000	15,547
	Panama (Republic of) 7.50% 3/1/2031	2,835	2,879
	Panama (Republic of) 2.252% 9/29/2032	8,527	5,981
	Panama (Republic of) 6.40% 2/14/2035	8,595	7,824
	Panama (Republic of) 6.875% 1/31/2036	8,206	7,722
	Panama (Republic of) 8.00% 3/1/2038	16,669	16,751
	Panama (Republic of) 4.50% 4/16/2050	7,400	4,588
	Panama (Republic of) 6.853% 3/28/2054	8,060	6,896
	Panama (Republic of) 4.50% 4/1/2056	1,475	873
	Panama (Republic of) 7.875% 3/1/2057	1,709	1,653
	Panama (Republic of) 3.87% 7/23/2060	4,293	2,256
	Panama (Republic of) 4.50% 1/19/2063	8,157	4,802
	Peru (Republic of) 6.15% 8/12/2032	PEN254,420	67,189
	Peru (Republic of) 3.00% 1/15/2034	USD7,055	5,685
	Peru (Republic of) 5.875% 8/8/2054	6,375	6,097
	Peru (Republic of) 2.78% 12/1/2060	17,695	9,368
	Romania 3.50% 4/3/2034	EUR995	871
	Romania 5.625% 5/30/2037	75,000	74,591
	Saskatchewan (Province of) 3.25% 6/8/2027	USD8,047	7,806
	Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	11,740
	Turkey (Republic of) 7.125% 7/17/2032	USD25,085	24,913
	United Kingdom 0.125% 8/10/2041[13]	GBP3,306	3,266
	United Mexican States 6.00% 5/7/2036	USD12,140	11,454
	United Mexican States 5.00% 4/27/2051	3,290	2,479
	United Mexican States 6.338% 5/4/2053	6,235	5,571
	United Mexican States 6.40% 5/7/2054	5,000	4,489
	United Mexican States 3.75% 4/19/2071	13,080	7,241
	United Mexican States, Series M, 7.50% 6/3/2027	MXN60,000	2,734
	United Mexican States, Series M, 8.00% 11/7/2047	496,456	18,380
			991,180
Municipals 1.50%
California 0.21%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	USD4,470	3,688
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,178
	Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A-T, 7.25% 9/1/2039	2,275	2,221
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,936
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,019
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,498
	Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	13,935
			40,475

Florida 0.14%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	15,075	14,825
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	12,862
			27,687

Illinois 0.14%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	555	549
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	2,645	2,452
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	960	903
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[6]	1,780	1,888

36	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Illinois (continued)
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	USD19,120	$18,497
	City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	100	102
	Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	13,690	3,054
			27,445

Massachusetts 0.16%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	30,470	30,848

New Jersey 0.01%
	Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	987	1,044

Ohio 0.22%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	47,535	42,011

Puerto Rico 0.26%
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[14]	60	32
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[14]	145	78
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[14,15]	700	378
	Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[14]	90	49
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[14]	1,415	764
	Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[14]	2,000	1,080
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[14]	140	76
	Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[14]	1,595	861
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[14]	550	297
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[14]	65	35
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[14]	80	43
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[14]	45	24
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[14]	155	84
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[14]	2,975	1,614
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[14]	485	263
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[14]	1,680	911
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[14]	425	231
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[14]	1,240	673
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[14]	4,650	2,523
	Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[14]	490	266
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[14]	495	269
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[14]	2,640	1,432
	Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[14]	825	448
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[14]	4,630	2,500
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[14]	20	11
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[14]	525	283
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[14]	4,865	2,627
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[14]	1,795	974
	G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	634	638
	G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,310
	G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,325
	G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,321
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,129
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	1,004
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	853
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	1,137
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	1,249	1,162
	G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,473	999
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[5]	4,724	2,899
	Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	50,777	16,423
			49,026

American Funds Strategic Bond Fund	37

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Texas 0.06%
	Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[6]	USD12,500	$12,297

Washington 0.13%
	Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[6]	23,800	24,269

Wisconsin 0.17%
	Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 12/17/2061	11,375	11,375
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,720	20,632
			32,007
	Total municipals		287,109
Federal agency bonds & notes 0.29%
	Fannie Mae 0.875% 8/5/2030[3]	19,166	15,828
	Federal Farm Credit Banks 1.75% 2/14/2025	3,107	3,097
	Korea Housing Finance Corp. 4.625% 2/24/2028[6]	14,900	14,780
	Tennessee Valley Authority 4.375% 8/1/2034	23,053	22,297
			56,002
	Total bonds, notes & other debt instruments (cost: $19,456,096,000)		18,596,377
Common stocks 0.06%		Shares
Real estate 0.03%
	WeWork, Inc.[8,15]	409,332	5,321

Energy 0.03%
	New Fortress Energy, Inc., Class A16	327,772	4,956

Health care 0.00%
	Endo, Inc.[15]	25,116	595
	Endo GUC Trust, Class A1[6,8,15]	314,185	118
	Endo, Inc., 1L 7.50% Escrow[8,15]	3,000,000	— [2]
	Endo, Inc., 1L 6.875% Escrow[8,15]	625,000	— [2]
	Endo, Inc., 1L 6.125% Escrow[8,15]	2,725,000	— [2]
			713

Consumer discretionary 0.00%
	NMG Parent, LLC[8,15]	1,149	141
	MYT Holding Co., Class B15	130,350	50
	Party City Holdco, Inc.[8,15]	130,501	— [2]
	Party City Holdco, Inc.[6,8,15]	1,303	— [2]
			191
	Total common stocks (cost: $10,720,000)		11,181
Rights & warrants 0.00%
Consumer discretionary 0.00%
	NMG Parent, LLC, warrants, expire 9/24/2027[8,15]	4,602	— [2]
	Total rights & warrants (cost: $28,000)		— [2]

Short-term securities 4.45%
Money market investments 4.14%
	Capital Group Central Cash Fund 4.50%[17,18]	7,902,972	790,455

38	American Funds Strategic Bond Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. 0.31%
Egypt (Arab Republic of) 1/14/2025	22.586%	EGP1,527,425	$29,920
Egypt (Arab Republic of) 3/18/2025	21.735	1,621,250	30,229
			60,149
Total short-term securities (cost: $854,665,000)			850,604
Options purchased (equity style) 0.03%
Options purchased (equity style)*			4,770
Total options purchased (equity style) (cost: $7,088,000)			4,770
Total investment securities 101.92% (cost: $20,328,597,000)			19,462,932
Other assets less liabilities (1.92)%			(366,209)
Net assets 100.00%			$19,096,723
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	7,117	6/13/2025	USD97.00	USD1,779,250	$712
3 Month SOFR Futures Option	72	6/13/2025	98.00	18,000	3
3 Month SOFR Futures Option	17,052	9/12/2025	97.00	4,263,000	3,623
3 Month SOFR Futures Option	4,942	9/12/2025	98.00	1,235,500	432
					$4,770
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	3,815	3/3/2025	USD1,521,274	$551
3 Month SOFR Futures	Long	37,015	6/18/2025	8,867,406	(64,892)
3 Month SOFR Futures	Long	12,394	12/17/2025	2,975,180	(1,251)
3 Month SOFR Futures	Short	260	3/18/2026	(62,436)	(127)
3 Month SOFR Futures	Short	2,373	6/17/2026	(569,906)	3,564
2 Year U.S. Treasury Note Futures	Long	21,665	4/3/2025	4,454,527	(1,781)
5 Year U.S. Treasury Note Futures	Long	18,354	4/3/2025	1,951,116	(21,923)
10 Year Euro-Bund Futures	Long	1,981	3/10/2025	273,821	(7,327)
10 Year Italy Government Bond Futures	Short	8,602	3/10/2025	(1,069,067)	22,910
10 Year Japanese Government Bond Futures	Short	1,597	3/21/2025	(1,440,238)	6,677
10 Year Ultra U.S. Treasury Note Futures	Long	7,390	3/31/2025	822,599	(22,881)
10 Year U.S. Treasury Note Futures	Long	5,194	3/31/2025	564,848	(11,936)
20 Year U.S. Treasury Note Futures	Short	1,370	3/31/2025	(155,966)	5,698
30 Year Ultra U.S. Treasury Bond Futures	Long	1,963	3/31/2025	233,413	535
					$(92,183)

American Funds Strategic Bond Fund	39

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	184,685	JPY	27,875,000	JPMorgan Chase	1/8/2025	$7,357
USD	75,435	JPY	11,575,800	UBS AG	1/8/2025	1,794
USD	22,702	JPY	3,430,500	Standard Chartered Bank	1/8/2025	879
USD	4,265	EUR	4,046	Citibank	1/8/2025	73
ILS	86,000	USD	23,938	Citibank	1/8/2025	(279)
ILS	76,332	USD	21,337	Goldman Sachs	1/8/2025	(338)
ILS	86,500	USD	24,248	Citibank	1/8/2025	(452)
ILS	488,000	USD	135,968	Morgan Stanley	1/8/2025	(1,717)
JPY	11,575,800	USD	75,533	Standard Chartered Bank	1/8/2025	(1,893)
JPY	30,973,739	USD	200,588	BNP Paribas	1/8/2025	(3,547)
USD	197,405	ILS	736,832	Bank of America	1/8/2025	(5,301)
USD	224,375	NOK	2,492,551	Bank of America	1/9/2025	5,416
USD	476,111	MXN	9,837,646	Morgan Stanley	1/10/2025	5,187
COP	416,915,000	USD	94,182	Morgan Stanley	1/10/2025	318
USD	8,504	INR	720,000	HSBC Bank	1/10/2025	104
MXN	2,421,470	USD	115,816	Morgan Stanley	1/10/2025	99
EUR	177,661	USD	185,342	HSBC Bank	1/10/2025	(1,238)
CLP	74,789,700	USD	76,944	Morgan Stanley	1/10/2025	(1,748)
KRW	137,353,737	USD	96,559	Morgan Stanley	1/10/2025	(3,543)
BRL	405,877	USD	69,440	JPMorgan Chase	1/10/2025	(3,870)
USD	251,759	THB	8,521,030	Goldman Sachs	1/15/2025	3,666
USD	184,798	THB	6,271,593	Citibank	1/15/2025	2,199
JPY	1,458,682	USD	9,759	UBS AG	1/16/2025	(470)
JPY	52,836,526	USD	349,343	Morgan Stanley	1/16/2025	(12,888)
USD	50,158	ZAR	906,875	Standard Chartered Bank	1/17/2025	2,180
COP	400,000,000	USD	89,399	Morgan Stanley	1/17/2025	1,175
PHP	11,315,918	USD	193,998	Citibank	1/17/2025	378
USD	4,428	SGD	5,945	Standard Chartered Bank	1/23/2025	71
GBP	87,260	USD	110,817	Morgan Stanley	1/23/2025	(1,598)
EUR	221,014	USD	232,509	Morgan Stanley	1/23/2025	(3,357)
USD	5,245	EUR	4,995	HSBC Bank	1/24/2025	65
USD	2,972	SEK	32,500	Standard Chartered Bank	1/24/2025	30
AUD	376,411	USD	239,760	HSBC Bank	1/24/2025	(6,774)
USD	183,192	THB	6,271,593	Standard Chartered Bank	1/27/2025	572
EUR	5,154	MXN	110,000	Goldman Sachs	1/27/2025	96
JPY	1,831,000	EUR	11,393	Goldman Sachs	1/27/2025	(140)
						$(17,494)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD46,311,800	$13	$—	$13
U.S. Urban CPI	At maturity	2.0233%	At maturity	2/6/2025	1,057,900	7,860	—	7,860
5.018%	Annual	SOFR	Annual	10/2/2025	288,880	1,619	—	1,619
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(11,868)	—	(11,868)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(11,897)	—	(11,897)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD371,166	110	—	110
4.184%	Annual	SOFR	Annual	1/10/2026	371,166	37	—	37
4.2045%	Annual	SOFR	Annual	1/10/2026	19,368	6	—	6
4.568%	Annual	SOFR	Annual	3/1/2026	2,587,700	11,785	—	11,785
4.56%	Annual	SOFR	Annual	3/1/2026	2,633,000	11,754	—	11,754
4.28066%	Annual	SOFR	Annual	3/31/2026	1,038,500	1,639	—	1,639
4.26959%	Annual	SOFR	Annual	3/31/2026	1,006,800	1,455	—	1,455

40	American Funds Strategic Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.659%	Annual	SOFR	Annual	5/17/2026	USD4,575,800	$31,206	$—	$31,206
SOFR	Annual	4.5265%	Annual	6/18/2026	1,150,155	(6,315)	—	(6,315)
SOFR	Annual	4.528%	Annual	6/18/2026	1,149,915	(6,338)	—	(6,338)
SOFR	Annual	4.5335%	Annual	6/18/2026	2,299,930	(12,854)	—	(12,854)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	99	(3)	102
3.53%	Annual	SOFR	Annual	1/23/2027	USD719,100	(7,413)	—	(7,413)
3.5405%	Annual	SOFR	Annual	1/23/2027	1,190,100	(12,030)	—	(12,030)
3.535%	Annual	SOFR	Annual	1/23/2027	1,289,500	(13,170)	—	(13,170)
3.481%	Annual	SOFR	Annual	1/29/2027	1,075,400	(11,976)	—	(11,976)
3.4615%	Annual	SOFR	Annual	1/29/2027	1,075,400	(12,375)	—	(12,375)
3.761%	Annual	SOFR	Annual	2/20/2027	1,125,700	(6,287)	—	(6,287)
3.7645%	Annual	SOFR	Annual	2/20/2027	2,248,700	(12,409)	—	(12,409)
3.6475%	Annual	SOFR	Annual	2/27/2028	2,814,400	(18,056)	—	(18,056)
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	44,000	2,563	—	2,563
SOFR	Annual	3.5485%	Annual	1/29/2030	512,500	11,211	—	11,211
SOFR	Annual	3.529%	Annual	1/29/2030	472,000	10,738	—	10,738
SOFR	Annual	3.528%	Annual	1/29/2030	385,600	8,789	—	8,789
3.18%	Annual	SOFR	Annual	4/17/2030	166,100	(6,803)	—	(6,803)
3.275%	Annual	SOFR	Annual	4/18/2030	166,100	(6,059)	—	(6,059)
3.353%	Annual	SOFR	Annual	4/19/2030	166,100	(5,450)	—	(5,450)
3.342%	Annual	SOFR	Annual	4/19/2030	166,100	(5,536)	—	(5,536)
3.344%	Annual	SOFR	Annual	4/20/2030	166,200	(5,531)	—	(5,531)
3.128%	Annual	SOFR	Annual	4/28/2030	166,200	(7,257)	—	(7,257)
3.285%	Annual	SOFR	Annual	5/1/2030	166,200	(6,022)	—	(6,022)
3.259%	Annual	SOFR	Annual	5/1/2030	166,300	(6,231)	—	(6,231)
3.186%	Annual	SOFR	Annual	5/9/2030	166,300	(6,835)	—	(6,835)
3.215%	Annual	SOFR	Annual	5/10/2030	166,300	(6,608)	—	(6,608)
3.29%	Annual	SOFR	Annual	5/19/2030	199,300	(7,238)	—	(7,238)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	153,800	26,745	—	26,745
Overnight MXN-F-TIIE	28-day	8.83%	28-day	1/27/2031	MXN744,450	671	—	671
SOFR	Annual	3.10%	Annual	6/20/2033	USD90,300	6,187	—	6,187
SOFR	Annual	3.175%	Annual	2/1/2038	20,700	1,410	—	1,410
3.095%	Annual	SOFR	Annual	9/27/2048	27,500	(3,965)	—	(3,965)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	6,631	—	6,631
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	3,064	—	3,064
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,738	—	2,738
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR16,100	6,875	—	6,875
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	74,200	33,242	—	33,242
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	33,070	—	33,070
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	17,448	—	17,448
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(12,323)	—	(12,323)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(12,567)	—	(12,567)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(15,051)	—	(15,051)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD118,924	18,969	—	18,969
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	18,848	—	18,848
SOFR	Annual	2.974%	Annual	4/17/2053	52,200	8,685	—	8,685
SOFR	Annual	3.044%	Annual	4/18/2053	52,700	8,149	—	8,149
SOFR	Annual	3.0875%	Annual	4/19/2053	52,600	7,751	—	7,751
SOFR	Annual	3.1035%	Annual	4/19/2053	52,500	7,595	—	7,595
SOFR	Annual	3.0895%	Annual	4/20/2053	52,600	7,733	—	7,733
SOFR	Annual	2.9405%	Annual	4/28/2053	52,500	9,030	—	9,030
SOFR	Annual	3.0535%	Annual	5/1/2053	105,100	16,086	—	16,086
SOFR	Annual	3.085%	Annual	5/9/2053	53,100	7,846	—	7,846
SOFR	Annual	3.1135%	Annual	5/10/2053	52,800	7,550	—	7,550
SOFR	Annual	3.1605%	Annual	5/19/2053	63,500	8,578	—	8,578
SOFR	Annual	3.6765%	Annual	2/20/2054	205,384	9,576	—	9,576
SOFR	Annual	3.6815%	Annual	2/20/2054	197,000	9,017	—	9,017

American Funds Strategic Bond Fund	41

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.7205%	Annual	2/21/2054	USD164,416	$6,430	$—	$6,430
SOFR	Annual	3.6745%	Annual	2/28/2054	228,900	10,742	—	10,742
						$145,086	$(3)	$145,089
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
16.25%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL337,263	$378	$—	$378
15.9%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	1,686,612	195	—	195
15.905%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	1,693,100	(40)	—	(40)
15.903%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	1,693,200	(50)	—	(50)
12.03167%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	1,794,083	(19,103)	—	(19,103)
12%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	2,229,271	(23,998)	—	(23,998)
11.49%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	3,611,800	(45,611)	—	(45,611)
12.4875%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	138,150	(2,523)	—	(2,523)
12.5%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	276,000	(5,021)	—	(5,021)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	342,084	(6,504)	—	(6,504)
12.515%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	401,646	(7,272)	—	(7,272)
12.30585%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	1,626,930	(31,454)	—	(31,454)
							$(141,003)	$—	$(141,003)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD1,564,715	$(34,953)	$(35,289)	$337
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	5,454,877	(420,969)	(386,129)	(34,840)
					$(455,922)	$(421,418)	$(34,503)
Investments in affiliates18

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.14%
Money market investments 4.14%
Capital Group Central Cash Fund 4.50% [17]	$2,660,737	$7,905,381	$9,776,408	$581	$164	$790,455	$130,644

42	American Funds Strategic Bond Fund

Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[7,8,10]	6/23/2023-10/22/2024	$11,871	$12,246	.06%
Modec Finance BV 7.84% 7/15/2026[8]	7/28/2023	9,000	9,049.05
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[5,9]	9/13/2023	2,844	2,911.02
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[5,9]	9/13/2023-12/13/2024	208	209	.00 [19]
Total		$23,923	$24,415	.13%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $805,098,000, which represented 4.22% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,122,885,000, which represented 21.59% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $47,879,000, which represented .25% of the net assets of the fund.

[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $24,415,000, which represented .13% of the net assets of the fund.

[12]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Security did not produce income during the last 12 months.
[16]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,956,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[17]	Rate represents the seven-day yield at 12/31/2024.
[18]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[19]	Amount less than .01%.

American Funds Strategic Bond Fund	43

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
COP = Colombian pesos
CPI = Consumer Price Index
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate
G.O. = General Obligation
GBP = British pounds

GHS = Ghanaian cedi
ICE = Intercontinental Exchange, Inc.
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NOK = Norwegian kroner
Part. = Participation
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
TBA = To be announced
THB = Thai baht
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

44	American Funds Strategic Bond Fund

Financial statements
Statement of assets and liabilities at December 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $19,538,243)	$18,672,477
Affiliated issuers (cost: $790,354)	790,455	$19,462,932
Cash		23,865
Cash collateral pledged for swap contracts		23,091
Cash denominated in currencies other than U.S. dollars (cost: $809)		809
Unrealized appreciation on open forward currency contracts		31,659
Bilateral swaps, at value		573
Unrealized appreciation on unfunded commitments*		— †
Receivables for:
Sales of investments	12,556
Sales of fund’s shares	19,512
Dividends and interest	184,416
Variation margin on futures contracts	25,577
Variation margin on centrally cleared swap contracts	12,002	254,063
		19,796,992
Liabilities:
Unrealized depreciation on open forward currency contracts		49,153
Bilateral swaps, at value		141,576
Payables for:
Purchases of investments	441,104
Repurchases of fund’s shares	32,987
Investment advisory services	4,439
Services provided by related parties	1,660
Trustees’ deferred compensation	90
Variation margin on futures contracts	9,921
Variation margin on centrally cleared swap contracts	18,531
Other	808	509,540
Commitments and contingencies*
Net assets at December 31, 2024		$19,096,723
Net assets consist of:
Capital paid in on shares of beneficial interest		$21,891,006
Total distributable earnings (accumulated loss)		(2,794,283)
Net assets at December 31, 2024		$19,096,723
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	45

Financial statements (continued)
Statement of assets and liabilities at December 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,130,985 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,619,249	292,514	$8.95
Class C	74,251	8,340	8.90
Class T	9	1	8.96
Class F-1	72,508	8,101	8.95
Class F-2	6,868,370	766,556	8.96
Class F-3	2,139,693	238,905	8.96
Class 529-A	88,491	9,891	8.95
Class 529-C	4,704	528	8.91
Class 529-E	2,341	262	8.95
Class 529-T	12	1	8.97
Class 529-F-1	9	1	8.95
Class 529-F-2	26,423	2,951	8.95
Class 529-F-3	9	1	8.95
Class R-1	2,400	268	8.95
Class R-2	6,315	708	8.92
Class R-2E	2,164	242	8.94
Class R-3	18,363	2,055	8.93
Class R-4	20,663	2,310	8.95
Class R-5E	6,034	673	8.96
Class R-5	12,115	1,351	8.97
Class R-6	7,132,600	795,326	8.97

Refer to the notes to financial statements.

46	American Funds Strategic Bond Fund

Financial statements (continued)
Statement of operations for the year ended December 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $185)	$977,824
Dividends from affiliated issuers	130,644	$1,108,468
Fees and expenses*:
Investment advisory services	52,007
Distribution services	9,710
Transfer agent services	10,452
Administrative services	5,746
529 plan services	68
Reports to shareholders	586
Registration statement and prospectus	1,161
Trustees’ compensation	90
Auditing and legal	265
Custodian	381
Other	36
Total fees and expenses before waivers	80,502
Less waiver of fees and expenses:
Investment advisory services waiver	44
Total fees and expenses after waivers		80,458
Net investment income		1,028,010
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $815):
Unaffiliated issuers	(485,728)
Affiliated issuers	581
Options written	91,063
Futures contracts	235,352
Forward currency contracts	(65,638)
Swap contracts	(666,411)
Currency transactions	(7,338)	(898,119)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $49):
Unaffiliated issuers	(189,235)
Affiliated issuers	164
Options written	67,161
Futures contracts	(82,636)
Forward currency contracts	(19,633)
Swap contracts	70,164
Currency translations	(992)	(155,007)
Net realized gain (loss) and unrealized appreciation (depreciation)		(1,053,126)
Net increase (decrease) in net assets resulting from operations		$(25,116)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	47

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2024	2023

Operations:
Net investment income	$1,028,010	$804,709
Net realized gain (loss)	(898,119)	(1,753,137)
Net unrealized appreciation (depreciation)	(155,007)	1,200,342
Net increase (decrease) in net assets resulting from operations	(25,116)	251,914
Distributions paid to shareholders:
Distributions	(260,057)	(352,708)
Return of capital	(373,751)	(214,753)
Total distributions paid and return of capital paid to shareholders	(633,808)	(567,461)
Net capital share transactions	1,678,332	2,589,750
Total increase (decrease) in net assets	1,019,408	2,274,203
Net assets:
Beginning of year	18,077,315	15,803,112
End of year	$19,096,723	$18,077,315
Refer to the notes to financial statements.

48	American Funds Strategic Bond Fund

Notes to financial statements
1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

American Funds Strategic Bond Fund	49

Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

50	American Funds Strategic Bond Fund

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Strategic Bond Fund	51

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$7,282,487	$63,156	$7,345,643
Corporate bonds, notes & loans	—	6,533,557	26,938	6,560,495
U.S. Treasury bonds & notes	—	2,317,497	—	2,317,497
Asset-backed obligations	—	1,018,335	20,116	1,038,451
Bonds & notes of governments & government agencies outside the U.S.	—	991,180	—	991,180
Municipals	—	287,109	—	287,109
Federal agency bonds & notes	—	56,002	—	56,002
Common stocks	5,551	50	5,580	11,181
Rights & warrants	—	—	— *	— *
Short-term securities	790,455	60,149	—	850,604
Options purchased on futures (equity style)	4,770	—	—	4,770
Total	$800,776	$18,546,366	$115,790	$19,462,932

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$39,935	$—	$—	$39,935
Unrealized appreciation on open forward currency contracts	—	31,659	—	31,659
Unrealized appreciation on centrally cleared interest rate swaps	—	401,553	—	401,553
Unrealized appreciation on bilateral interest rate swaps	—	573	—	573
Unrealized appreciation on centrally cleared credit default swaps	—	337	—	337
Liabilities:
Unrealized depreciation on futures contracts	(132,118)	—	—	(132,118)
Unrealized depreciation on open forward currency contracts	—	(49,153)	—	(49,153)
Unrealized depreciation on centrally cleared interest rate swaps	—	(256,464)	—	(256,464)
Unrealized depreciation on bilateral interest rate swaps	—	(141,576)	—	(141,576)
Unrealized depreciation on centrally cleared credit default swaps	—	(34,840)	—	(34,840)
Total	$(92,183)	$(47,911)	$—	$(140,094)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

52	American Funds Strategic Bond Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

American Funds Strategic Bond Fund	53

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

54	American Funds Strategic Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

American Funds Strategic Bond Fund	55

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2024, the fund’s maximum exposure of unfunded bond commitments was $2,974,000, which would represent 0.02% of the net assets of the fund should such commitments become due. Unrealized appreciation of less than $1,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.

56	American Funds Strategic Bond Fund

Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $45,068,521,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $51,021,674,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $3,264,289,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

American Funds Strategic Bond Fund	57

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $55,562,553,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

58	American Funds Strategic Bond Fund

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $6,721,798,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$4,770	Investment securities	$—
Futures	Interest	Unrealized appreciation*	39,935	Unrealized depreciation*	132,118
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	31,659	Unrealized depreciation on open forward currency contracts	49,153
Swap (centrally cleared)	Interest	Unrealized appreciation*	401,553	Unrealized depreciation*	256,464
Swap (bilateral)	Interest	Bilateral swaps, at value	573	Bilateral swaps, at value	141,576
Swap (centrally cleared)	Credit	Unrealized appreciation*	337	Unrealized depreciation*	34,840
			$478,827		$614,151

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(87,212)	Net unrealized appreciation (depreciation) on investments	$(2,318)
Options written (equity style)	Interest	Net realized gain (loss) on options written	91,063	Net unrealized appreciation (depreciation) on options written	67,161
Futures	Interest	Net realized gain (loss) on futures contracts	235,352	Net unrealized appreciation (depreciation) on futures contracts	(82,636)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(65,638)	Net unrealized appreciation (depreciation) on forward currency contracts	(19,633)
Swap	Interest	Net realized gain (loss) on swap contracts	(117,451)	Net unrealized appreciation (depreciation) on swap contracts	(73,331)
Swap	Credit	Net realized gain (loss) on swap contracts	(548,960)	Net unrealized appreciation (depreciation) on swap contracts	143,495
			$(492,846)		$32,738
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

American Funds Strategic Bond Fund	59

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$5,416	$ (5,416)	$ —	$ —	$ —
Barclays Bank PLC	573	(573)	—	—	—
Citibank	2,650	(731)	—	(580)	1,339
Goldman Sachs	3,762	(3,762)	—	—	—
HSBC Bank	169	(169)	—	—	—
JPMorgan Chase	7,357	(3,870)	(3,298)	—	189
Morgan Stanley	6,779	(6,779)	—	—	—
Standard Chartered Bank	3,732	(1,893)	—	—	1,839
UBS AG	1,794	(470)	—	(1,324)	—
Total	$32,232	$ (23,663)	$ (3,298)	$ (1,904)	$3,367
Liabilities:
Bank of America	$10,322	$ (5,416)	$ (4,216)	$ —	$690
Barclays Bank PLC	56,967	(573)	(56,142)	—	252
BNP Paribas	37,524	—	(37,072)	—	452
Citibank	731	(731)	—	—	—
Goldman Sachs	46,089	(3,762)	(42,216)	—	111
HSBC Bank	8,012	(169)	(6,116)	—	1,727
JPMorgan Chase	3,870	(3,870)	—	—	—
Morgan Stanley	24,851	(6,779)	(18,072)	—	—
Standard Chartered Bank	1,893	(1,893)	—	—	—
UBS AG	470	(470)	—	—	—
Total	$190,729	$ (23,663)	$ (163,834)	$ —	$3,232
*
Collateral is shown on a settlement basis.

60	American Funds Strategic Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2024, the fund reclassified $1,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Distributions in excess of ordinary income	$373,751
Capital loss carryforward*	(1,943,343)
Gross unrealized appreciation on investments	815,291
Gross unrealized depreciation on investments	(1,665,232)
Net unrealized appreciation (depreciation) on investments	(849,941)
Cost of investments	20,594,201
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Strategic Bond Fund	61

For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Return of capital	Total paid	Ordinary income	Return of capital	Total distributions paid
Class A	$33,060	$47,514	$80,574	$46,991	$28,611	$75,602
Class C	792	1,138	1,930	1,351	822	2,173
Class T	— †	— †	— †	— †	— †	— †
Class F-1	1,088	1,564	2,652	4,874	2,968	7,842
Class F-2	91,991	132,208	224,199	115,560	70,361	185,921
Class F-3	34,127	49,048	83,175	55,560	33,829	89,389
Class 529-A	1,095	1,574	2,669	1,485	904	2,389
Class 529-C	48	68	116	84	51	135
Class 529-E	29	42	71	51	31	82
Class 529-T	— †	— †	— †	— †	— †	— †
Class 529-F-1	— †	— †	— †	— †	— †	— †
Class 529-F-2	354	509	863	535	326	861
Class 529-F-3	— †	— †	— †	— †	— †	— †
Class R-1	20	29	49	19	11	30
Class R-2	67	96	163	115	70	185
Class R-2E	31	44	75	54	33	87
Class R-3	212	304	516	271	165	436
Class R-4	288	414	702	431	263	694
Class R-5E	79	114	193	111	68	179
Class R-5	166	239	405	210	128	338
Class R-6	96,610	138,846	235,456	125,006	76,112	201,118
Total	$260,057	$373,751	$633,808	$352,708	$214,753	$567,461
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.280% on the first $15 billion of daily net assets and decreasing to 0.245% on such assets in excess of $15 billion. On March 4, 2024, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2024, decreasing the annual rate to 0.235% on daily net assets in excess of $17 billion. CRMC waived investment advisory services fees of $44,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $52,007,000, which were equivalent to an annualized rate of 0.272% of average daily net assets, were reduced to $51,963,000, which were equivalent to an annualized rate of 0.271% of average daily net assets.

62	American Funds Strategic Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2024, unreimbursed expenses subject to reimbursement totaled $330,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2024, the 529 plan services fees were $68,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.

American Funds Strategic Bond Fund	63

For the year ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$8,079	$2,825	$808	Not applicable
Class C	858	92	26	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	258	143	31	Not applicable
Class F-2	Not applicable	7,130	2,020	Not applicable
Class F-3	Not applicable	19	745	Not applicable
Class 529-A	212	88	26	$49
Class 529-C	53	5	1	3
Class 529-E	13	1	1	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	10	8	15
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	19	2	1	Not applicable
Class R-2	51	19	2	Not applicable
Class R-2E	18	6	1	Not applicable
Class R-3	92	26	5	Not applicable
Class R-4	57	20	7	Not applicable
Class R-5E	Not applicable	9	2	Not applicable
Class R-5	Not applicable	6	4	Not applicable
Class R-6	Not applicable	51	2,058	Not applicable

Total class-specific expenses	$9,710	$10,452	$5,746	$68
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $90,000 in the fund’s statement of operations reflects $77,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2024.

64	American Funds Strategic Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$617,541	67,447	$79,726	8,765	$(719,000)	(78,801)	$(21,733)	(2,589)
Class C	13,847	1,517	1,919	212	(34,550)	(3,811)	(18,784)	(2,082)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,245	1,668	2,639	290	(128,823)	(14,154)	(110,939)	(12,196)
Class F-2	3,818,656	420,325	219,296	24,083	(2,579,468)	(282,585)	1,458,484	161,823
Class F-3	664,378	72,704	80,402	8,843	(1,341,929)	(147,084)	(597,149)	(65,537)
Class 529-A	24,837	2,713	2,666	294	(20,970)	(2,295)	6,533	712
Class 529-C	2,104	231	116	13	(3,021)	(331)	(801)	(87)
Class 529-E	360	39	71	8	(745)	(80)	(314)	(33)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	8,260	904	862	95	(9,677)	(1,060)	(555)	(61)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,158	129	49	5	(162)	(18)	1,045	116
Class R-2	2,334	257	162	18	(2,555)	(282)	(59)	(7)
Class R-2E	650	71	75	8	(2,024)	(220)	(1,299)	(141)
Class R-3	4,994	545	510	56	(4,820)	(531)	684	70
Class R-4	5,161	566	702	77	(9,110)	(1,000)	(3,247)	(357)
Class R-5E	2,216	242	191	21	(2,052)	(226)	355	37
Class R-5	4,975	546	401	44	(4,316)	(472)	1,060	118
Class R-6	1,153,637	126,471	234,736	25,773	(423,322)	(46,189)	965,051	106,055
Total net increase (decrease)	$6,340,353	696,375	$624,523	68,605	$(5,286,544)	(579,139)	$1,678,332	185,841
Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	65

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$924,561	99,048	$75,128	8,103	$(583,406)	(63,062)	$416,283	44,089
Class C	41,189	4,391	2,162	235	(34,989)	(3,800)	8,362	826
Class T	—	—	—	—	—	—	—	—
Class F-1	138,698	14,689	7,824	842	(235,311)	(25,865)	(88,789)	(10,334)
Class F-2	3,472,887	370,595	181,683	19,579	(2,893,879)	(315,253)	760,691	74,921
Class F-3	1,529,253	163,548	87,364	9,427	(930,160)	(100,888)	686,457	72,087
Class 529-A	29,598	3,182	2,388	257	(22,692)	(2,447)	9,294	992
Class 529-C	3,731	395	135	15	(4,538)	(493)	(672)	(83)
Class 529-E	683	72	83	9	(1,121)	(121)	(355)	(40)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	10,336	1,113	860	93	(7,368)	(794)	3,828	412
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	295	31	30	3	(148)	(15)	177	19
Class R-2	5,057	534	185	20	(4,282)	(473)	960	81
Class R-2E	1,629	174	87	10	(970)	(104)	746	80
Class R-3	10,851	1,162	435	47	(4,889)	(521)	6,397	688
Class R-4	9,663	1,038	692	74	(4,314)	(465)	6,041	647
Class R-5E	1,729	186	173	18	(1,665)	(177)	237	27
Class R-5	8,814	928	330	36	(2,111)	(230)	7,033	734
Class R-6	947,024	101,563	200,469	21,576	(374,433)	(40,145)	773,060	82,994
Total net increase (decrease)	$7,135,998	762,649	$560,028	60,344	$(5,106,276)	(554,853)	$2,589,750	268,140
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $56,406,722,000 and $53,267,407,000, respectively, during the year ended December 31, 2024.

66	American Funds Strategic Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2024	$9.29	$.46	$(.53 )	$(.07 )	$(.11 )	$—	$(.16 )	$(.27 )	$8.95	(.60 )%	$2,619	.72%	.72%	5.06%
12/31/2023	9.42	.40	(.26 )	.14	(.17 )	—	(.10 )	(.27 )	9.29	1.52	2,741.73		.73	4.30
12/31/2022	11.36	.39	(1.83)	(1.44)	(.49 )	—	(.01 )	(.50 )	9.42	(12.72)	2,364.73		.73	3.78
12/31/2021	11.68	.28	(.40 )	(.12 )	(.20 )	—	—	(.20 )	11.36	(1.13)	2,224.75		.75	2.45
12/31/2020	10.28	.15	1.70	1.85	(.22 )	(.23 )	—	(.45 )	11.68	18.09	1,681.85		.83	1.33
Class C:
12/31/2024	9.23	.40	(.52 )	(.12 )	(.09 )	—	(.12 )	(.21 )	8.90	(1.33)	74	1.42	1.42	4.36
12/31/2023	9.36	.33	(.25 )	.08	(.13 )	—	(.08 )	(.21 )	9.23	.82	96	1.43	1.43	3.59
12/31/2022	11.30	.31	(1.82)	(1.51)	(.42 )	—	(.01 )	(.43 )	9.36	(13.41)	90	1.43	1.43	3.05
12/31/2021	11.61	.19	(.39 )	(.20 )	(.11 )	—	—	(.11 )	11.30	(1.77)	108	1.46	1.45	1.70
12/31/2020	10.23	.07	1.69	1.76	(.15 )	(.23 )	—	(.38 )	11.61	17.16	125	1.54	1.53	.62
Class T:
12/31/2024	9.29	.49	(.52 )	(.03 )	(.12 )	—	(.18 )	(.30 )	8.96	(.31 )[5]	— [6]	.42 [5]	.42 [5]	5.39 [5]
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.29	1.88 [5]	— [6]	.37 [5]	.37 [5]	4.63 [5]
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.42	(12.55)[5]	— [6]	.43 [5]	.43 [5]	4.06 [5]
12/31/2021	11.69	.31	(.41 )	(.10 )	(.23 )	—	—	(.23 )	11.36	(.85 )[5]	— [6]	.46 [5]	.45 [5]	2.70 [5]
12/31/2020	10.28	.18	1.71	1.89	(.25 )	(.23 )	—	(.48 )	11.69	18.37 [5]	— [6]	.58 [5]	.56 [5]	1.61 [5]
Class F-1:
12/31/2024	9.28	.46	(.52 )	(.06 )	(.11 )	—	(.16 )	(.27 )	8.95	(.64 )	73.70		.70	5.04
12/31/2023	9.41	.40	(.26 )	.14	(.17 )	—	(.10 )	(.27 )	9.28	1.63	188.70		.70	4.29
12/31/2022	11.34	.39	(1.81)	(1.42)	(.50 )	—	(.01 )	(.51 )	9.41	(12.82)	288.71		.71	3.78
12/31/2021	11.66	.28	(.40 )	(.12 )	(.20 )	—	—	(.20 )	11.34	(1.04)	323.74		.73	2.45
12/31/2020	10.28	.15	1.69	1.84	(.23 )	(.23 )	—	(.46 )	11.66	18.02	289.79		.78	1.30
Class F-2:
12/31/2024	9.29	.49	(.52 )	(.03 )	(.12 )	—	(.18 )	(.30 )	8.96	(.30 )	6,868.42		.42	5.37
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.29	1.82	5,620.42		.42	4.61
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.42	(12.55)	4,992.44		.44	4.09
12/31/2021	11.68	.32	(.41 )	(.09 )	(.23 )	—	—	(.23 )	11.36	(.77 )	3,056.47		.46	2.78
12/31/2020	10.28	.19	1.69	1.88	(.25 )	(.23 )	—	(.48 )	11.68	18.31	1,680.53		.52	1.58
Class F-3:
12/31/2024	9.29	.50	(.52 )	(.02 )	(.13 )	—	(.18 )	(.31 )	8.96	(.20 )	2,140.32		.32	5.47
12/31/2023	9.42	.44	(.26 )	.18	(.19 )	—	(.12 )	(.31 )	9.29	1.93	2,828.32		.32	4.73
12/31/2022	11.36	.43	(1.83)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.42	(12.46)	2,188.33		.33	4.21
12/31/2021	11.68	.33	(.41 )	(.08 )	(.24 )	—	—	(.24 )	11.36	(.67 )	1,179.37		.36	2.89
12/31/2020	10.28	.20	1.69	1.89	(.26 )	(.23 )	—	(.49 )	11.68	18.51	549.45		.44	1.69
Class 529-A:
12/31/2024	9.28	.46	(.52 )	(.06 )	(.11 )	—	(.16 )	(.27 )	8.95	(.59 )	89.71		.71	5.07
12/31/2023	9.41	.40	(.26 )	.14	(.17 )	—	(.10 )	(.27 )	9.28	1.53	85.72		.72	4.31
12/31/2022	11.35	.39	(1.83)	(1.44)	(.49 )	—	(.01 )	(.50 )	9.41	(12.74)	77.72		.72	3.79
12/31/2021	11.67	.28	(.40 )	(.12 )	(.20 )	—	—	(.20 )	11.35	(1.13)	83.75		.74	2.45
12/31/2020	10.27	.15	1.70	1.85	(.22 )	(.23 )	—	(.45 )	11.67	18.13	69.84		.82	1.35
Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	67

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2024	$9.24	$.39	$(.52 )	$(.13 )	$(.08 )	$—	$(.12 )	$(.20 )	$8.91	(1.38)%	$5	1.47%	1.47%	4.32%
12/31/2023	9.37	.32	(.26 )	.06	(.12 )	—	(.07 )	(.19 )	9.24	.74	6	1.49	1.49	3.51
12/31/2022	11.30	.31	(1.82)	(1.51)	(.41 )	—	(.01 )	(.42 )	9.37	(13.46)	7	1.49	1.49	3.01
12/31/2021	11.62	.19	(.40 )	(.21 )	(.11 )	—	—	(.11 )	11.30	(1.81)	9	1.51	1.50	1.66
12/31/2020	10.23	.07	1.68	1.75	(.13 )	(.23 )	—	(.36 )	11.62	17.17	9	1.63	1.61	.59
Class 529-E:
12/31/2024	9.28	.45	(.52 )	(.07 )	(.11 )	—	(.15 )	(.26 )	8.95	(.79 )	2.90		.90	4.88
12/31/2023	9.41	.38	(.25 )	.13	(.16 )	—	(.10 )	(.26 )	9.28	1.32	3.92		.92	4.08
12/31/2022	11.35	.37	(1.83)	(1.46)	(.47 )	—	(.01 )	(.48 )	9.41	(12.99)	3.92		.92	3.57
12/31/2021	11.67	.25	(.40 )	(.15 )	(.17 )	—	—	(.17 )	11.35	(1.26)	4.96		.95	2.18
12/31/2020	10.27	.13	1.70	1.83	(.20 )	(.23 )	—	(.43 )	11.67	17.75	4	1.05	1.03	1.12
Class 529-T:
12/31/2024	9.30	.49	(.52 )	(.03 )	(.12 )	—	(.18 )	(.30 )	8.97	(.36 )[5]	— [6]	.47 [5]	.47 [5]	5.31 [5]
12/31/2023	9.43	.42	(.26 )	.16	(.18 )	—	(.11 )	(.29 )	9.30	1.82 [5]	— [6]	.43 [5]	.43 [5]	4.56 [5]
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.43	(12.58)[5]	— [6]	.49 [5]	.49 [5]	4.00 [5]
12/31/2021	11.69	.30	(.40 )	(.10 )	(.22 )	—	—	(.22 )	11.37	(.83 )[5]	— [6]	.53 [5]	.52 [5]	2.64 [5]
12/31/2020	10.29	.18	1.69	1.87	(.24 )	(.23 )	—	(.47 )	11.69	18.30 [5]	— [6]	.64 [5]	.62 [5]	1.57 [5]
Class 529-F-1:
12/31/2024	9.28	.49	(.52 )	(.03 )	(.12 )	—	(.18 )	(.30 )	8.95	(.37 )[5]	— [6]	.49 [5]	.49 [5]	5.33 [5]
12/31/2023	9.42	.42	(.27 )	.15	(.18 )	—	(.11 )	(.29 )	9.28	1.75 [5]	— [6]	.50 [5]	.50 [5]	4.51 [5]
12/31/2022	11.35	.41	(1.82)	(1.41)	(.51 )	—	(.01 )	(.52 )	9.42	(12.63)[5]	— [6]	.52 [5]	.52 [5]	3.96 [5]
12/31/2021	11.68	.30	(.41 )	(.11 )	(.22 )	—	—	(.22 )	11.35	(.94 )[5]	— [6]	.55 [5]	.54 [5]	2.60 [5]
12/31/2020	10.28	.18	1.70	1.88	(.25 )	(.23 )	—	(.48 )	11.68	18.35 [5]	— [6]	.63 [5]	.61 [5]	1.57 [5]
Class 529-F-2:
12/31/2024	9.29	.49	(.53 )	(.04 )	(.12 )	—	(.18 )	(.30 )	8.95	(.29 )	27.41		.41	5.37
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.29	1.84	28.41		.41	4.62
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.42	(12.47)	24.43		.43	4.09
12/31/2021	11.68	.31	(.40 )	(.09 )	(.23 )	—	—	(.23 )	11.36	(.86 )	25.48		.47	2.72
12/31/2020[7,8]	11.78	.03	.21	.24	(.11 )	(.23 )	—	(.34 )	11.68	2.04 [9]	21	.09 [9]	.08 [9]	.28 [9]
Class 529-F-3:
12/31/2024	9.28	.50	(.52 )	(.02 )	(.13 )	—	(.18 )	(.31 )	8.95	(.24 )	— [6]	.36	.36	5.45
12/31/2023	9.41	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.28	1.87	— [6]	.38	.38	4.63
12/31/2022	11.35	.42	(1.82)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.41	(12.52)	— [6]	.39	.39	4.09
12/31/2021	11.68	.31	(.41 )	(.10 )	(.23 )	—	—	(.23 )	11.35	(.83 )	— [6]	.46	.43	2.71
12/31/2020[7,8]	11.78	.03	.21	.24	(.11 )	(.23 )	—	(.34 )	11.68	2.07 [9]	— [6]	.12 [9]	.08 [9]	.28 [9]
Class R-1:
12/31/2024	9.28	.40	(.51 )	(.11 )	(.09 )	—	(.13 )	(.22 )	8.95	(1.22)	2	1.40	1.40	4.38
12/31/2023	9.42	.33	(.26 )	.07	(.13 )	—	(.08 )	(.21 )	9.28	.76	1	1.43	1.43	3.60
12/31/2022	11.34	.32	(1.82)	(1.50)	(.41 )	—	(.01 )	(.42 )	9.42	(13.36)	1	1.38	1.38	3.16
12/31/2021	11.66	.20	(.40 )	(.20 )	(.12 )	—	—	(.12 )	11.34	(1.70)	2	1.43	1.43	1.74
12/31/2020	10.25	.08	1.69	1.77	(.13 )	(.23 )	—	(.36 )	11.66	17.19	1	1.53	1.50	.71
Refer to the end of the table for footnotes.

68	American Funds Strategic Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2024	$9.26	$.40	$(.52 )	$(.12 )	$(.09 )	$—	$(.13 )	$(.22 )	$8.92	(1.23)%	$6	1.35%	1.35%	4.43%
12/31/2023	9.39	.34	(.26 )	.08	(.13 )	—	(.08 )	(.21 )	9.26	.88	7	1.36	1.36	3.67
12/31/2022	11.32	.32	(1.81)	(1.49)	(.43 )	—	(.01 )	(.44 )	9.39	(13.42)	6	1.37	1.37	3.10
12/31/2021	11.64	.20	(.40 )	(.20 )	(.12 )	—	—	(.12 )	11.32	(1.71)	7	1.40	1.39	1.78
12/31/2020	10.25	.08	1.69	1.77	(.15 )	(.23 )	—	(.38 )	11.64	17.32	7	1.51	1.49	.67
Class R-2E:
12/31/2024	9.27	.42	(.51 )	(.09 )	(.10 )	—	(.14 )	(.24 )	8.94	(1.04)	2	1.12	1.12	4.65
12/31/2023	9.40	.36	(.25 )	.11	(.15 )	—	(.09 )	(.24 )	9.27	1.14	3	1.12	1.12	3.92
12/31/2022	11.35	.35	(1.83)	(1.48)	(.46 )	—	(.01 )	(.47 )	9.40	(13.12)	3	1.13	1.13	3.42
12/31/2021	11.67	.24	(.41 )	(.17 )	(.15 )	—	—	(.15 )	11.35	(1.53)	1	1.15	1.15	2.07
12/31/2020	10.28	.11	1.70	1.81	(.19 )	(.23 )	—	(.42 )	11.67	17.66	1	1.25	1.23	.96
Class R-3:
12/31/2024	9.27	.44	(.53 )	(.09 )	(.10 )	—	(.15 )	(.25 )	8.93	(.94 )	18.95		.95	4.83
12/31/2023	9.40	.38	(.26 )	.12	(.16 )	—	(.09 )	(.25 )	9.27	1.31	18.96		.96	4.10
12/31/2022	11.34	.37	(1.83)	(1.46)	(.47 )	—	(.01 )	(.48 )	9.40	(13.02)	12.97		.97	3.55
12/31/2021	11.66	.25	(.40 )	(.15 )	(.17 )	—	—	(.17 )	11.34	(1.28)	11.99		.99	2.21
12/31/2020	10.26	.13	1.69	1.82	(.19 )	(.23 )	—	(.42 )	11.66	17.75	8	1.09	1.07	1.10
Class R-4:
12/31/2024	9.28	.47	(.51 )	(.04 )	(.12 )	—	(.17 )	(.29 )	8.95	(.54 )	21.65		.65	5.13
12/31/2023	9.41	.41	(.27 )	.14	(.17 )	—	(.10 )	(.27 )	9.28	1.60	25.65		.65	4.40
12/31/2022	11.35	.40	(1.83)	(1.43)	(.50 )	—	(.01 )	(.51 )	9.41	(12.75)	19.66		.66	3.84
12/31/2021	11.67	.29	(.40 )	(.11 )	(.21 )	—	—	(.21 )	11.35	(.96 )	16.69		.68	2.56
12/31/2020	10.27	.16	1.70	1.86	(.23 )	(.23 )	—	(.46 )	11.67	18.07	7.79		.77	1.40
Class R-5E:
12/31/2024	9.30	.49	(.53 )	(.04 )	(.12 )	—	(.18 )	(.30 )	8.96	(.35 )	6.46		.46	5.31
12/31/2023	9.43	.42	(.26 )	.16	(.18 )	—	(.11 )	(.29 )	9.30	1.78	6.46		.46	4.54
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.43	(12.58)	6.46		.46	4.01
12/31/2021	11.69	.31	(.41 )	(.10 )	(.22 )	—	—	(.22 )	11.37	(.91 )	2.52		.51	2.73
12/31/2020	10.29	.18	1.70	1.88	(.25 )	(.23 )	—	(.48 )	11.69	18.35	2.60		.58	1.59
Class R-5:
12/31/2024	9.30	.50	(.52 )	(.02 )	(.13 )	—	(.18 )	(.31 )	8.97	(.25 )	12.37		.37	5.42
12/31/2023	9.43	.44	(.27 )	.17	(.19 )	—	(.11 )	(.30 )	9.30	1.88	11.37		.37	4.74
12/31/2022	11.37	.42	(1.82)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.43	(12.48)	5.38		.38	4.11
12/31/2021	11.69	.32	(.40 )	(.08 )	(.24 )	—	—	(.24 )	11.37	(.70 )	3.40		.40	2.79
12/31/2020	10.29	.19	1.70	1.89	(.26 )	(.23 )	—	(.49 )	11.69	18.44	3.51		.49	1.67
Class R-6:
12/31/2024	9.30	.50	(.52 )	(.02 )	(.13 )	—	(.18 )	(.31 )	8.97	(.20 )	7,133.32		.32	5.47
12/31/2023	9.43	.44	(.26 )	.18	(.19 )	—	(.12 )	(.31 )	9.30	1.93	6,411.32		.32	4.70
12/31/2022	11.37	.43	(1.83)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.43	(12.45)	5,718.33		.33	4.19
12/31/2021	11.69	.34	(.42 )	(.08 )	(.24 )	—	—	(.24 )	11.37	(.67 )	3,149.36		.36	2.94
12/31/2020	10.29	.20	1.69	1.89	(.26 )	(.23 )	—	(.49 )	11.69	18.49	1,243.42		.42	1.68
Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	69

Financial highlights (continued)

Portfolio turnover rate for all share classes[10,11]	Year ended December 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	56%	74%	75%	106%	155%
Including mortgage dollar roll transactions	313%	542%	228%	164%	367%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees, reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

70	American Funds Strategic Bond Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Strategic Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Funds Strategic Bond Fund (the "Fund"), including the investment portfolio, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Strategic Bond Fund	71

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2024:
Qualified dividend income	$1,704,000
Section 163(j) interest dividends	$259,564,000
Corporate dividends received deduction	$500,000
U.S. government income that may be exempt from state taxation	$156,059,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

72

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Strategic Bond Fund	73

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Strategic Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

By   /s/ Becky L. Park

Becky L. Park,

Treasurer and Principal Financial Officer

Date: March 07, 2025